UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.6%)
Abercrombie & Fitch Co. Cl A	7,665	380,261
Amazon.com, Inc.*	29,535	5,981,133
Apollo Group, Inc.*	9,461	365,573
AutoNation, Inc.*	2,845	97,612
AutoZone, Inc.*	2,119	787,844
Bed Bath & Beyond, Inc.*	18,326	1,205,301
Best Buy Co., Inc.	23,935	566,781
Big Lots, Inc.*	4,424	190,320
BorgWarner, Inc.*	8,184	690,239
Cablevision Systems Corp. Cl A	20,412	299,648
CarMax, Inc.*	17,497	606,271
Carnival Corp.	33,912	1,087,897
CBS Corp. Cl B	50,762	1,721,339
Chipotle Mexican Grill, Inc. Cl A*	2,469	1,032,042
Coach, Inc.	22,955	1,773,962
Comcast Corp. Cl A	216,318	6,491,703
D.R. Horton, Inc.	24,761	375,624
Darden Restaurants, Inc.	9,523	487,197
DeVry, Inc.	5,607	189,909
DIRECTV Cl A*	54,928	2,710,148
Discovery Communications, Inc. Cl A*	20,959	1,060,525
Disney (Walt) Co.	140,758	6,162,385
Dollar Tree, Inc.*	9,634	910,317
Expedia, Inc.	5,981	200,005
Family Dollar Stores, Inc.	8,861	560,724
Ford Motor Co.	299,825	3,744,814
GameStop Corp. Cl A	12,699	277,346
Gannett Co., Inc.	19,727	302,415
Gap, Inc.	27,912	729,620
Genuine Parts Co.	12,724	798,431
Goodyear Tire & Rubber Co.*	16,307	182,965
H&R Block, Inc.	23,820	392,315
Harley-Davidson, Inc.	18,315	898,900
Harman Int’l. Industries, Inc.	6,206	290,503
Hasbro, Inc.	8,440	309,917
Home Depot, Inc.	122,771	6,176,609
International Game Technology	24,297	407,947
Interpublic Group of Cos., Inc.	33,880	386,571
Johnson Controls, Inc.	52,057	1,690,811
Kohl’s Corp.	19,855	993,346
Leggett & Platt, Inc.	12,956	298,118
Lennar Corp. Cl A	11,244	305,612
Limited Brands, Inc.	19,035	913,680
Lowe’s Cos., Inc.	99,291	3,115,752
Macy’s, Inc.	33,139	1,316,612
Marriott International, Inc. Cl A	20,969	793,677
Mattel, Inc.	27,104	912,321
McDonald’s Corp.	81,015	7,947,572
McGraw-Hill Cos., Inc.	23,471	1,137,639
Netflix, Inc.*	4,627	532,290
Newell Rubbermaid, Inc.	21,591	384,536
News Corp. Cl A	169,551	3,338,459
NIKE, Inc. Cl B	28,894	3,133,265
Nordstrom, Inc.	12,803	713,383
O’Reilly Automotive, Inc.*	10,078	920,625
Omnicom Group, Inc.	22,277	1,128,330
Penney (J.C.) Co., Inc.	11,032	390,864

Priceline.com, Inc.*	3,933	2,821,928
Pulte Homes, Inc.*	20,981	185,682
Ralph Lauren Corp.	5,106	890,129
Ross Stores, Inc.	17,860	1,037,666
Scripps Networks Interactive, Inc. Cl A	6,365	309,912
Sears Hldgs. Corp.*	2,383	157,874
Staples, Inc.	54,933	888,816
Starbucks Corp.	58,458	3,267,218
Starwood Hotels & Resorts	16,138	910,345
Target Corp.	53,079	3,092,913
Tiffany & Co.	10,328	713,975
Time Warner Cable, Inc.	25,206	2,054,289
Time Warner, Inc.	78,064	2,946,916
TJX Cos., Inc.	60,875	2,417,346
TripAdvisor, Inc.*	6,133	218,764
Urban Outfitters, Inc.*	10,869	316,397
V.F. Corp.	6,807	993,686
Viacom, Inc. Cl B	44,580	2,115,767
Washington Post Co. Cl B	507	189,400
Whirlpool Corp.	6,506	500,051
Wyndham Worldwide Corp.	11,024	512,726
Wynn Resorts Ltd.	6,247	780,125
Yum! Brands, Inc.	36,681	2,610,954
		110,732,884
CONSUMER STAPLES (10.6%)
Altria Group, Inc.	167,306	5,164,736
Archer-Daniels-Midland Co.	53,695	1,699,984
Avon Products, Inc.	31,956	618,668
Beam, Inc.	12,231	716,370
Brown-Forman Corp. Cl B	7,499	625,342
Campbell Soup Co.	15,287	517,465
Clorox Co.	10,315	709,156
Coca-Cola Co.	183,481	13,579,429
Coca-Cola Enterprises, Inc.	25,425	727,155
Colgate-Palmolive Co.	39,120	3,825,154
ConAgra Foods, Inc.	34,007	893,024
Constellation Brands, Inc. Cl A*	13,179	310,893
Costco Wholesale Corp.	34,309	3,115,257
CVS Caremark Corp.	106,169	4,756,371
Dean Foods Co.*	16,440	199,088
Dr. Pepper Snapple Group, Inc.	18,319	736,607
Estee Lauder Cos., Inc. Cl A	17,695	1,096,028
General Mills, Inc.	51,666	2,038,224
Heinz (H.J.) Co.	26,361	1,411,632
Hershey Co.	11,689	716,886
Hormel Foods Corp.	10,465	308,927
J.M. Smucker Co.	9,017	733,623
Kellogg Co.	20,991	1,125,747
Kimberly-Clark Corp.	31,739	2,345,195
Kraft Foods, Inc. Cl A	141,911	5,394,037
Kroger Co.	45,100	1,092,773
Lorillard, Inc.	10,788	1,396,830
McCormick & Co., Inc.	11,605	631,660
Mead Johnson Nutrition Co.	16,321	1,346,156
Molson Coors Brewing Co. Cl B	11,694	529,154
PepsiCo, Inc.	126,487	8,392,412
Philip Morris Int’l., Inc.	136,926	12,133,013
Proctor & Gamble Co.	224,905	15,115,865
Reynolds American, Inc.	26,756	1,108,769
Safeway, Inc.	22,608	456,908
Sara Lee Corp.	46,971	1,011,286
SUPERVALU, Inc.	15,744	89,898
Sysco Corp.	47,304	1,412,497
Tyson Foods, Inc. Cl A	25,337	485,204

Wal-Mart Stores, Inc.	141,360	8,651,232
Walgreen Co.	71,081	2,380,503
Whole Foods Market, Inc.	12,818	1,066,458
		110,665,616
ENERGY (11.0%)
Alpha Natural Resources, Inc.*	17,431	265,126
Anadarko Petroleum Corp.	40,274	3,155,065
Apache Corp.	30,508	3,064,224
Baker Hughes, Inc.	35,180	1,475,449
Cabot Oil & Gas Corp.	18,228	568,167
Cameron International Corp.*	20,825	1,100,185
Chesapeake Energy Corp.	52,909	1,225,902
Chevron Corp.	158,750	17,024,350
ConocoPhillips	104,314	7,928,907
Consol Energy, Inc.	18,064	615,982
Denbury Resources, Inc.*	30,984	564,838
Devon Energy Corp.	31,416	2,234,306
Diamond Offshore Drilling, Inc.	5,658	377,672
El Paso Corp.	62,504	1,846,993
EOG Resources, Inc.	21,472	2,385,539
EQT Corp.	12,051	580,979
Exxon Mobil Corp.	377,750	32,762,252
FMC Technologies, Inc.*	19,296	972,904
Halliburton Co.	76,351	2,534,090
Helmerich & Payne, Inc.	8,419	454,205
Hess Corp.	24,274	1,430,952
Marathon Oil Corp.	55,876	1,771,269
Marathon Petroleum Corp.	27,208	1,179,739
Murphy Oil Corp.	15,432	868,359
Nabors Industries Ltd.*	24,037	420,407
National Oilwell Varco, Inc.	32,853	2,610,828
Newfield Exploration Co.*	11,133	386,092
Noble Drilling Corp.*	19,771	740,819
Noble Energy, Inc.	14,037	1,372,538
Occidental Petroleum Corp.	64,176	6,111,480
Peabody Energy Corp.	21,286	616,443
Pioneer Natural Resources Co.	10,102	1,127,282
QEP Resources, Inc.	12,635	385,368
Range Resources Corp.	13,062	759,425
Rowan Cos., Inc.*	11,005	362,395
Schlumberger Ltd.	106,009	7,413,209
Southwestern Energy Co.*	26,369	806,891
Spectra Energy Corp.	52,928	1,669,879
Sunoco, Inc.	7,498	286,049
Tesoro Corp.*	10,107	271,272
Valero Energy Corp.	45,937	1,183,796
Williams Cos., Inc.	46,291	1,426,226
WPX Energy, Inc.*	15,462	278,471
		114,616,324
FINANCIALS (14.0%)
ACE Ltd.	27,531	2,015,269
Aflac, Inc.	35,975	1,654,490
Allstate Corp.	39,917	1,314,068
American Express Co.	75,376	4,361,255
American Int’l. Group, Inc.*	42,539	1,311,477
American Tower Corp.	31,721	1,999,057
Ameriprise Financial, Inc.	17,243	985,093
Aon Corp.	26,563	1,303,181
Apartment Investment & Management Co. Cl A	7,754	204,783
Assurant, Inc.	7,458	302,049
AvalonBay Communities, Inc.	8,002	1,131,083
Bank of America Corp.	733,785	7,022,322
Bank of New York Mellon Corp.	92,041	2,220,949
BB&T Corp.	51,461	1,615,361

Berkshire Hathaway, Inc. Cl B*	139,368	11,309,713
BlackRock, Inc.	7,827	1,603,752
Boston Properties, Inc.	11,401	1,196,991
Capital One Financial Corp.	40,489	2,256,857
CBRE Group, Inc.*	24,108	481,196
Charles Schwab Corp.	78,707	1,131,020
Chubb Corp.	22,005	1,520,766
Cincinnati Financial Corp.	14,025	484,003
Citigroup, Inc.	222,244	8,123,018
CME Group, Inc.	4,842	1,400,936
Comerica, Inc.	14,893	481,937
Discover Financial Svcs.	40,526	1,351,137
E*Trade Financial Corp.*	18,202	199,312
Equity Residential	23,470	1,469,691
Federated Investors, Inc. Cl B	8,982	201,287
Fifth Third Bancorp	69,884	981,870
First Horizon National Corp.	18,816	195,310
Franklin Resources, Inc.	11,246	1,394,841
Genworth Financial, Inc. Cl A*	32,041	266,581
Goldman Sachs Group, Inc.	38,647	4,806,527
Hartford Financial Svcs. Group, Inc.	32,365	682,254
HCP, Inc.	32,293	1,274,282
Health Care REIT, Inc.	16,603	912,501
Host Hotels & Resorts, Inc.	56,516	927,993
Hudson City Bancorp, Inc.	40,546	296,391
Huntington Bancshares, Inc.	62,385	402,383
IntercontinentalExchange, Inc.*	5,744	789,340
Invesco Ltd.	34,370	916,648
JPMorgan Chase & Co.	280,688	12,906,034
KeyCorp	70,790	601,715
Kimco Realty Corp.	30,778	592,784
Legg Mason, Inc.	10,237	285,919
Leucadia National Corp.	14,556	379,912
Lincoln National Corp.	21,993	579,735
Loews Corp.	25,350	1,010,705
M&T Bank Corp.	9,424	818,757
Marsh & McLennan Cos., Inc.	42,416	1,390,821
MetLife, Inc.	82,326	3,074,876
Moody’s Corp.	14,372	605,061
Morgan Stanley	113,200	2,223,248
Nasdaq OMX Group, Inc.*	11,281	292,178
Northern Trust Corp.	19,220	911,989
NYSE Euronext	20,233	607,192
People’s United Financial, Inc.	30,344	401,755
Plum Creek Timber Co., Inc.	12,107	503,167
PNC Financial Svcs. Grp., Inc.	39,607	2,554,255
Principal Financial Grp., Inc.	23,861	704,138
Progressive Corp.	48,596	1,126,455
ProLogis, Inc.	37,291	1,343,222
Prudential Financial, Inc.	35,939	2,278,173
Public Storage	11,150	1,540,596
Regions Financial Corp.	92,287	608,171
Simon Property Group, Inc.	24,049	3,503,458
SLM Corp.	43,199	680,816
State Street Corp.	34,868	1,586,494
SunTrust Banks, Inc.	36,810	889,698
T. Rowe Price Group, Inc.	20,036	1,308,351
Torchmark Corp.	7,909	394,264
Travelers Cos., Inc.	30,375	1,798,200
U.S. Bancorp	146,493	4,640,898
Unum Group	24,469	599,001
Ventas, Inc.	22,844	1,304,392
Vornado Realty Trust	14,371	1,210,038
Wells Fargo & Co.	398,755	13,613,496

Weyerhaeuser Co.	40,711	892,385
XL Group PLC	22,981	498,458
Zions Bancorporation	13,426	288,122
		145,047,903
HEALTH CARE (11.1%)
Abbott Laboratories	124,785	7,648,073
Aetna, Inc.	28,194	1,414,211
Agilent Technologies, Inc.*	26,385	1,174,396
Allergan, Inc.	24,724	2,359,411
AmerisourceBergen Corp.	20,964	831,852
Amgen, Inc.	63,016	4,284,458
Bard (C.R.), Inc.	6,254	617,395
Baxter International, Inc.	45,416	2,714,968
Becton, Dickinson & Co.	16,728	1,298,929
Biogen Idec, Inc.*	19,030	2,397,209
Boston Scientific Corp.*	116,224	695,020
Bristol-Myers Squibb Co.	135,722	4,580,618
Cardinal Health, Inc.	28,921	1,246,784
CareFusion Corp.*	19,511	505,920
Celgene Corp.*	34,245	2,654,672
Cerner Corp.*	11,672	888,940
CIGNA Corp.	21,306	1,049,321
Coventry Health Care, Inc.	11,868	422,145
Covidien PLC	36,661	2,004,623
DaVita, Inc.*	7,912	713,425
Dentsply International, Inc.	10,085	404,711
Edwards Lifesciences Corp.*	8,600	625,478
Express Scripts, Inc.*	38,655	2,094,328
Forest Laboratories, Inc.*	20,795	721,379
Gilead Sciences, Inc.*	59,719	2,917,273
Hospira, Inc.*	13,567	507,270
Humana, Inc.	12,693	1,173,849
Intuitive Surgical, Inc.*	3,235	1,752,561
Johnson & Johnson	221,962	14,640,614
Laboratory Corp. of America Hldgs.*	7,733	707,879
Life Technologies Corp.*	14,943	729,517
Lilly (Eli) & Co.	82,179	3,309,348
McKesson Corp.	19,497	1,711,252
Medco Health Solutions, Inc.*	29,839	2,097,682
Medtronic, Inc.	81,823	3,206,643
Merck & Co., Inc.	246,707	9,473,549
Mylan, Inc.*	34,988	820,469
Patterson Cos., Inc.	6,197	206,980
PerkinElmer, Inc.	7,310	202,195
Perrigo Co.	7,940	820,281
Pfizer, Inc.	596,060	13,506,720
Quest Diagnostics, Inc.	11,724	716,923
St. Jude Medical, Inc.	25,780	1,142,312
Stryker Corp.	25,649	1,423,007
Tenet Healthcare Corp.*	35,815	190,178
Thermo Fisher Scientific, Inc.	27,775	1,565,955
UnitedHealth Group, Inc.	82,879	4,884,888
Varian Medical Systems, Inc.*	8,531	588,298
Waters Corp.*	7,572	701,622
Watson Pharmaceuticals, Inc.*	10,193	683,543
WellPoint, Inc.	25,265	1,864,557
Zimmer Hldgs., Inc.	14,114	907,248
		115,800,879
INDUSTRIALS (10.2%)
3M Co.	54,806	4,889,243
Avery Dennison Corp.	6,724	202,594
Boeing Co.	58,684	4,364,329
Caterpillar, Inc.	50,204	5,347,730
Cintas Corp.	9,998	391,122

Cooper Industries PLC Cl A	12,570	803,852
CSX Corp.	82,237	1,769,740
Cummins, Inc.	14,048	1,686,322
Danaher Corp.	45,650	2,556,400
Deere & Co.	31,664	2,561,618
Donnelley (R.R.) & Sons Co.	15,621	193,544
Dover Corp.	14,058	884,811
Dun & Bradstreet Corp.	3,500	296,555
Eaton Corp.	25,674	1,279,335
Emerson Electric Co.	57,856	3,018,926
Equifax, Inc.	9,102	402,855
Expeditors Int’l. of Wash.	17,655	821,134
Fastenal Co.	24,827	1,343,141
FedEx Corp.	24,449	2,248,330
Flowserve Corp.	4,251	491,033
Fluor Corp.	12,803	768,692
General Dynamics Corp.	28,833	2,115,766
General Electric Co.	812,841	16,313,719
Goodrich Corp.	10,335	1,296,422
Grainger (W.W.), Inc.	5,138	1,103,694
Honeywell International, Inc.	61,432	3,750,424
Illinois Tool Works, Inc.	38,177	2,180,670
Ingersoll-Rand PLC	24,288	1,004,309
Iron Mountain, Inc.	13,843	398,678
Jacobs Engineering Group, Inc.*	10,666	473,250
Joy Global, Inc.	8,811	647,609
L-3 Communications Hldgs., Inc.	7,053	499,141
Lockheed Martin Corp.	21,136	1,899,281
Masco Corp.	22,270	297,750
Norfolk Southern Corp.	26,341	1,734,028
Northrop Grumman Corp.	19,411	1,185,624
Paccar, Inc.	27,298	1,278,365
Pall Corp.	10,006	596,658
Parker Hannifin Corp.	12,205	1,031,933
Pitney Bowes, Inc.	16,530	290,597
Precision Castparts Corp.	11,395	1,970,196
Quanta Services, Inc.*	18,233	381,070
Raytheon Co.	26,948	1,422,315
Republic Services, Inc.	26,278	803,056
Robert Half Int’l., Inc.	9,862	298,819
Robinson (C.H.) Worldwide, Inc.	13,792	903,238
Rockwell Automation, Inc.	10,779	859,086
Rockwell Collins, Inc.	11,925	686,403
Roper Industries, Inc.	7,056	699,673
Ryder System, Inc.	3,614	190,819
Snap-On, Inc.	4,859	296,253
Southwest Airlines Co.	59,978	494,219
Stanley Black & Decker, Inc.	13,605	1,047,041
Stericycle, Inc.*	6,941	580,545
Textron, Inc.	21,841	607,835
Tyco International Ltd.	37,405	2,101,413
Union Pacific Corp.	37,009	3,977,727
United Parcel Service, Inc. Cl B	76,338	6,162,003
United Technologies Corp.	72,306	5,997,060
Waste Management, Inc.	37,581	1,313,832
Xylem, Inc.	14,055	390,026
		105,601,853
INFORMATION TECHNOLOGY (19.8%)
Accenture Ltd. Cl A	50,546	3,260,217
Adobe Systems, Inc.*	38,446	1,319,082
Advanced Micro Devices, Inc.*	49,039	393,293
Akamai Technologies, Inc.*	13,404	491,927
Altera Corp.	25,299	1,007,406
Amphenol Corp. Cl A	12,157	726,624

Analog Devices, Inc.	22,667	915,747
Apple, Inc.*	71,623	42,935,835
Applied Materials, Inc.	102,170	1,270,995
Autodesk, Inc.*	17,317	732,855
Automatic Data Processing, Inc.	39,947	2,204,675
BMC Software, Inc.*	13,011	522,522
Broadcom Corp. Cl A*	37,221	1,462,785
CA, Inc.	29,185	804,339
Cisco Systems, Inc.	430,789	9,111,187
Citrix Systems, Inc.*	15,235	1,202,194
Cognizant Technology Solutions*	23,542	1,811,557
Computer Sciences Corp.	12,563	376,136
Corning, Inc.	120,313	1,694,007
Dell, Inc.*	122,582	2,034,861
eBay, Inc.*	88,511	3,265,171
Electronic Arts, Inc.*	29,864	492,159
EMC Corp.*	166,446	4,973,406
F5 Networks, Inc.*	6,100	823,256
Fidelity Nat’l. Information Svcs., Inc.	18,234	603,910
First Solar, Inc.*	3,532	88,477
Fiserv, Inc.*	11,575	803,189
FLIR Systems, Inc.	11,410	288,787
Google, Inc. Cl A*	19,985	12,815,181
Harris Corp.	9,062	408,515
Hewlett-Packard Co.	156,822	3,737,068
Int’l. Business Machines Corp.	91,076	19,003,007
Intel Corp.	391,930	11,017,152
Intuit, Inc.	23,249	1,397,962
Jabil Circuit, Inc.	14,895	374,162
JDS Uniphase Corp.*	14,165	205,251
Juniper Networks, Inc.*	42,353	969,037
KLA-Tencor Corp.	13,657	743,214
Lexmark International, Inc. Cl A	5,720	190,133
Linear Technology Corp.	17,771	598,883
LSI Corp.*	45,275	392,987
MasterCard, Inc. Cl A	8,611	3,621,270
Microchip Technology, Inc.	16,404	610,229
Micron Technology, Inc.*	68,846	557,653
Microsoft Corp.	589,725	19,018,630
Molex, Inc.	10,773	302,937
Motorola Mobility Hldgs., Inc.*	20,260	795,002
Motorola Solutions, Inc.	23,858	1,212,702
NetApp, Inc.*	28,059	1,256,201
Novellus Systems, Inc.*	6,242	311,538
Nvidia Corp.*	48,050	739,490
Oracle Corp.	315,802	9,208,786
Paychex, Inc.	25,110	778,159
QUALCOMM, Inc.	133,609	9,088,084
Red Hat, Inc.*	16,045	960,935
SAIC, Inc.*	22,984	303,389
Salesforce.com, inc.*	10,518	1,625,136
SanDisk Corp.*	19,980	990,808
Symantec Corp.*	54,891	1,026,462
TE Connectivity Ltd.	32,394	1,190,480
Teradata Corp.*	13,125	894,469
Teradyne, Inc.*	11,875	200,569
Texas Instruments, Inc.	88,288	2,967,360
Total System Services, Inc.	13,195	304,409
VeriSign, Inc.	13,106	502,484
Visa, Inc. Cl A	40,261	4,750,798
Western Digital Corp.*	18,248	755,285
Western Union Co.	50,141	882,482
Xerox Corp.	108,350	875,468
Xilinx, Inc.	21,759	792,680

Yahoo!, Inc.*	93,475	1,422,690
		205,415,736
MATERIALS (3.3%)
Air Products & Chemicals, Inc.	16,338	1,499,828
Airgas, Inc.	5,905	525,368
Alcoa, Inc.	76,773	769,265
Allegheny Technologies, Inc.	6,876	283,085
Ball Corp.	12,172	521,935
Bemis Co., Inc.	9,411	303,881
CF Industries Hldgs., Inc.	5,424	990,694
Cliffs Natural Resources, Inc.	9,706	672,238
Dow Chemical Co.	90,067	3,119,921
Du Pont (E.I.) de Nemours & Co.	72,683	3,844,931
Eastman Chemical Co.	11,573	598,208
Ecolab, Inc.	23,353	1,441,347
FMC Corp.	5,998	634,948
Freeport-McMoRan Copper & Gold, Inc.	75,421	2,869,015
Int’l. Flavors & Fragrances, Inc.	6,998	410,083
International Paper Co.	36,630	1,285,713
MeadWestvaco Corp.	12,850	405,932
Monsanto Co.	42,878	3,419,949
Newmont Mining Corp.	41,115	2,107,966
Nucor Corp.	24,834	1,066,620
Owens-Illinois, Inc.*	12,346	288,156
PPG Industries, Inc.	11,725	1,123,255
Praxair, Inc.	23,495	2,693,467
Sealed Air Corp.	14,872	287,178
Sherwin-Williams Co.	6,533	709,941
Sigma-Aldrich Corp.	9,576	699,623
The Mosaic Co.	22,805	1,260,888
Titanium Metals Corp.	7,102	96,303
United States Steel Corp.	10,033	294,669
Vulcan Materials Co.	10,886	465,159
		34,689,566
TELECOMMUNICATION SERVICES (2.7%)
AT&T, Inc.	476,333	14,875,880
CenturyLink, Inc.	48,607	1,878,661
Crown Castle International Corp.*	21,193	1,130,435
Frontier Communications Corp.	93,071	388,106
MetroPCS Communications, Inc.*	20,260	182,745
Sprint Nextel Corp.*	252,513	719,662
Verizon Communications, Inc.	228,668	8,741,978
Windstream Corp.	49,645	581,343
		28,498,810
UTILITIES (3.4%)
AES Corp.*	53,141	694,553
AGL Resources, Inc.	10,204	400,201
Ameren Corp.	19,126	623,125
American Electric Power Co., Inc.	39,184	1,511,719
CenterPoint Energy, Inc.	36,524	720,253
CMS Energy Corp.	23,054	507,188
Consolidated Edison, Inc.	24,290	1,419,022
Dominion Resources, Inc.	47,660	2,440,669
DTE Energy Co.	14,704	809,161
Duke Energy Corp.	109,521	2,301,036
Edison International	25,798	1,096,673
Entergy Corp.	14,791	993,955
Exelon Corp.	67,582	2,649,890
FirstEnergy Corp.	33,910	1,545,957
Integrys Energy Group, Inc.	5,685	301,248
NextEra Energy, Inc.	33,389	2,039,400
NiSource, Inc.	25,282	615,617
Northeast Utilities	13,783	511,625
NRG Energy, Inc.*	18,401	288,344

Oneok, Inc.	8,419	687,496
Pepco Hldgs., Inc.	21,068	397,975
PG&E Corp.	32,432	1,407,873
Pinnacle West Capital Corp.	8,571	410,551
PPL Corp.	46,312	1,308,777
Progress Energy, Inc.	24,395	1,295,618
Public Svc. Enterprise Group, Inc.	40,113	1,227,859
SCANA Corp.	8,970	409,122
Sempra Energy	20,414	1,224,023
Southern Co.	72,098	3,239,363
TECO Energy, Inc.	16,968	297,788
Wisconsin Energy Corp.	20,407	717,918
Xcel Energy, Inc.	41,880	1,108,564
		35,202,563
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $769,637,090) 96.7%		1,006,272,134

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	A-1+	0.06	06/28/12	3,000,000	2,999,530
U.S. Treasury Bill (1)	A-1+	0.08	06/28/12	1,000,000	999,843
U.S. Treasury Bill (1)	A-1+	0.09	06/21/12	1,000,000	999,840
U.S. Treasury Bill (1)	A-1+	0.09	05/10/12	1,000,000	999,900
					5,999,113
COMMERCIAL PAPER (2.4%)
General Electric Capital Corp.	A-1+	0.12	05/14/12	10,000,000	9,998,533
Illinois Tool Works, Inc.†	A-1	0.10	04/23/12	10,000,000	9,999,361
New Jersey Natural Gas	A-1	0.07	04/12/12	5,000,000	4,999,883
					24,997,777
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $30,996,833) 3.0%					30,996,890

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.1%					750,000

TOTAL INVESTMENTS (Cost: $801,383,923) 99.8%					1,038,019,024

OTHER NET ASSETS 0.2%					2,410,723

NET ASSETS 100.0%					$1,040,429,747

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.0%)
Abercrombie & Fitch Co. Cl A	1,148	56,952
Amazon.com, Inc.*	4,409	892,867
Apollo Group, Inc.*	1,402	54,173
AutoNation, Inc.*	426	14,616
AutoZone, Inc.*	316	117,489
Bed Bath & Beyond, Inc.*	2,732	179,684
Best Buy Co., Inc.	3,574	84,632
Big Lots, Inc.*	659	28,350
BorgWarner, Inc.*	1,221	102,979
Cablevision Systems Corp. Cl A	3,064	44,980
CarMax, Inc.*	2,605	90,263
Carnival Corp.	5,080	162,966
CBS Corp. Cl B	7,580	257,038
Chipotle Mexican Grill, Inc. Cl A*	368	153,824
Coach, Inc.	3,419	264,220
Comcast Corp. Cl A	32,341	970,553
D.R. Horton, Inc.	3,727	56,539
Darden Restaurants, Inc.	1,422	72,750
DeVry, Inc.	832	28,180
DIRECTV Cl A*	8,189	404,045
Discovery Communications, Inc. Cl A*	3,125	158,125
Disney (Walt) Co.	20,982	918,592
Dollar Tree, Inc.*	1,439	135,971
Expedia, Inc.	893	29,862
Family Dollar Stores, Inc.	1,321	83,593
Ford Motor Co.	44,807	559,639
GameStop Corp. Cl A	1,885	41,168
Gannett Co., Inc.	2,944	45,132
Gap, Inc.	4,163	108,821
Genuine Parts Co.	1,898	119,100
Goodyear Tire & Rubber Co.*	2,444	27,422
H&R Block, Inc.	3,546	58,403
Harley-Davidson, Inc.	2,740	134,479
Harman Int’l. Industries, Inc.	924	43,252
Hasbro, Inc.	1,262	46,341
Home Depot, Inc.	18,293	920,321
International Game Technology	3,640	61,116
Interpublic Group of Cos., Inc.	5,061	57,746
Johnson Controls, Inc.	7,768	252,305
Kohl’s Corp.	2,966	148,389
Leggett & Platt, Inc.	1,930	44,409
Lennar Corp. Cl A	1,689	45,907
Limited Brands, Inc.	2,844	136,512
Lowe’s Cos., Inc.	14,824	465,177
Macy’s, Inc.	4,915	195,273
Marriott International, Inc. Cl A	3,126	118,319
Mattel, Inc.	4,063	136,761
McDonald’s Corp.	12,039	1,181,026
McGraw-Hill Cos., Inc.	3,484	168,869
Netflix, Inc.*	690	79,378
Newell Rubbermaid, Inc.	3,221	57,366
News Corp. Cl A	25,239	496,956
NIKE, Inc. Cl B	4,302	466,509
Nordstrom, Inc.	1,914	106,648
O’Reilly Automotive, Inc.*	1,504	137,390

Omnicom Group, Inc.	3,318	168,057
Penney (J.C.) Co., Inc.	1,645	58,282
Priceline.com, Inc.*	584	419,020
Pulte Homes, Inc.*	3,160	27,966
Ralph Lauren Corp.	758	132,142
Ross Stores, Inc.	2,664	154,778
Scripps Networks Interactive, Inc. Cl A	954	46,450
Sears Hldgs. Corp.*	358	23,718
Staples, Inc.	8,218	132,967
Starbucks Corp.	8,738	488,367
Starwood Hotels & Resorts	2,406	135,722
Target Corp.	7,918	461,382
Tiffany & Co.	1,542	106,598
Time Warner Cable, Inc.	3,764	306,766
Time Warner, Inc.	11,617	438,542
TJX Cos., Inc.	9,075	360,368
TripAdvisor, Inc.*	905	32,281
Urban Outfitters, Inc.*	1,613	46,954
V.F. Corp.	1,009	147,294
Viacom, Inc. Cl B	6,641	315,182
Washington Post Co. Cl B	75	28,018
Whirlpool Corp.	976	75,015
Wyndham Worldwide Corp.	1,641	76,323
Wynn Resorts Ltd.	936	116,888
Yum! Brands, Inc.	5,465	388,999
		16,511,456
CONSUMER STAPLES (6.0%)
Altria Group, Inc.	24,854	767,243
Archer-Daniels-Midland Co.	8,018	253,850
Avon Products, Inc.	4,767	92,289
Beam, Inc.	1,825	106,890
Brown-Forman Corp. Cl B	1,117	93,147
Campbell Soup Co.	2,276	77,043
Clorox Co.	1,532	105,325
Coca-Cola Co.	27,245	2,016,402
Coca-Cola Enterprises, Inc.	3,795	108,537
Colgate-Palmolive Co.	5,827	569,764
ConAgra Foods, Inc.	5,060	132,876
Constellation Brands, Inc. Cl A*	1,960	46,236
Costco Wholesale Corp.	5,107	463,716
CVS Caremark Corp.	15,849	710,035
Dean Foods Co.*	2,453	29,706
Dr. Pepper Snapple Group, Inc.	2,739	110,135
Estee Lauder Cos., Inc. Cl A	2,641	163,584
General Mills, Inc.	7,662	302,266
Heinz (H.J.) Co.	3,917	209,755
Hershey Co.	1,738	106,592
Hormel Foods Corp.	1,555	45,904
J.M. Smucker Co.	1,347	109,592
Kellogg Co.	3,125	167,594
Kimberly-Clark Corp.	4,723	348,982
Kraft Foods, Inc. Cl A	21,063	800,605
Kroger Co.	6,758	163,746
Lorillard, Inc.	1,600	207,168
McCormick & Co., Inc.	1,717	93,456
Mead Johnson Nutrition Co.	2,429	200,344
Molson Coors Brewing Co. Cl B	1,741	78,780
PepsiCo, Inc.	18,763	1,244,925
Philip Morris Int’l., Inc.	20,331	1,801,530
Proctor & Gamble Co.	33,453	2,248,376

Reynolds American, Inc.	3,972	164,600
Safeway, Inc.	3,385	68,411
Sara Lee Corp.	6,953	149,698
SUPERVALU, Inc.	2,366	13,510
Sysco Corp.	7,054	210,632
Tyson Foods, Inc. Cl A	3,762	72,042
Wal-Mart Stores, Inc.	21,007	1,285,628
Walgreen Co.	10,577	354,224
Whole Foods Market, Inc.	1,912	159,078
		16,454,216
ENERGY (6.3%)
Alpha Natural Resources, Inc.*	2,633	40,048
Anadarko Petroleum Corp.	6,000	470,040
Apache Corp.	4,556	457,605
Baker Hughes, Inc.	5,258	220,521
Cabot Oil & Gas Corp.	2,745	85,562
Cameron International Corp.*	3,108	164,196
Chesapeake Energy Corp.	7,883	182,649
Chevron Corp.	23,719	2,543,626
ConocoPhillips	15,508	1,178,763
Consol Energy, Inc.	2,718	92,684
Denbury Resources, Inc.*	4,648	84,733
Devon Energy Corp.	4,674	332,415
Diamond Offshore Drilling, Inc.	844	56,337
El Paso Corp.	9,307	275,022
EOG Resources, Inc.	3,213	356,964
EQT Corp.	1,797	86,633
Exxon Mobil Corp.	56,296	4,882,547
FMC Technologies, Inc.*	2,874	144,907
Halliburton Co.	11,422	379,096
Helmerich & Payne, Inc.	1,260	67,977
Hess Corp.	3,614	213,045
Marathon Oil Corp.	8,325	263,903
Marathon Petroleum Corp.	4,076	176,735
Murphy Oil Corp.	2,307	129,815
Nabors Industries Ltd.*	3,583	62,667
National Oilwell Varco, Inc.	4,866	386,701
Newfield Exploration Co.*	1,660	57,569
Noble Drilling Corp.*	2,946	110,387
Noble Energy, Inc.	2,105	205,827
Occidental Petroleum Corp.	9,547	909,161
Peabody Energy Corp.	3,216	93,135
Pioneer Natural Resources Co.	1,509	168,389
QEP Resources, Inc.	1,885	57,493
Range Resources Corp.	1,947	113,199
Rowan Cos., Inc.*	1,647	54,236
Schlumberger Ltd.	15,810	1,105,593
Southwestern Energy Co.*	3,938	120,503
Spectra Energy Corp.	7,918	249,813
Sunoco, Inc.	1,116	42,575
Tesoro Corp.*	1,511	40,555
Valero Energy Corp.	6,845	176,396
Williams Cos., Inc.	6,909	212,866
WPX Energy, Inc.*	2,323	41,837
		17,094,725
FINANCIALS (7.9%)
ACE Ltd.	4,107	300,632
Aflac, Inc.	5,383	247,564
Allstate Corp.	5,961	196,236
American Express Co.	11,217	649,016

American Int’l. Group, Inc.*	6,384	196,819
American Tower Corp.	4,728	297,959
Ameriprise Financial, Inc.	2,572	146,938
Aon Corp.	3,951	193,836
Apartment Investment & Management Co. Cl A	1,158	30,583
Assurant, Inc.	1,110	44,955
AvalonBay Communities, Inc.	1,193	168,631
Bank of America Corp.	109,694	1,049,772
Bank of New York Mellon Corp.	13,736	331,450
BB&T Corp.	7,668	240,699
Berkshire Hathaway, Inc. Cl B*	20,754	1,684,187
BlackRock, Inc.	1,171	239,938
Boston Properties, Inc.	1,696	178,063
Capital One Financial Corp.	6,050	337,227
CBRE Group, Inc.*	3,605	71,956
Charles Schwab Corp.	11,724	168,474
Chubb Corp.	3,275	226,335
Cincinnati Financial Corp.	2,095	72,298
Citigroup, Inc.	33,119	1,210,499
CME Group, Inc.	718	207,739
Comerica, Inc.	2,229	72,130
Discover Financial Svcs.	6,024	200,840
E*Trade Financial Corp.*	2,710	29,675
Equity Residential	3,495	218,857
Federated Investors, Inc. Cl B	1,337	29,962
Fifth Third Bancorp	10,469	147,089
First Horizon National Corp.	2,812	29,189
Franklin Resources, Inc.	1,678	208,122
Genworth Financial, Inc. Cl A*	4,831	40,194
Goldman Sachs Group, Inc.	5,779	718,734
Hartford Financial Svcs. Group, Inc.	4,861	102,470
HCP, Inc.	4,810	189,803
Health Care REIT, Inc.	2,476	136,081
Host Hotels & Resorts, Inc.	8,417	138,207
Hudson City Bancorp, Inc.	6,051	44,233
Huntington Bancshares, Inc.	9,316	60,088
IntercontinentalExchange, Inc.*	854	117,357
Invesco Ltd.	5,128	136,764
JPMorgan Chase & Co.	41,970	1,929,781
KeyCorp	10,625	90,313
Kimco Realty Corp.	4,601	88,615
Legg Mason, Inc.	1,533	42,817
Leucadia National Corp.	2,173	56,715
Lincoln National Corp.	3,307	87,173
Loews Corp.	3,790	151,107
M&T Bank Corp.	1,404	121,980
Marsh & McLennan Cos., Inc.	6,326	207,430
MetLife, Inc.	12,369	461,982
Moody’s Corp.	2,136	89,926
Morgan Stanley	16,981	333,507
Nasdaq OMX Group, Inc.*	1,672	43,305
Northern Trust Corp.	2,865	135,944
NYSE Euronext	3,040	91,230
People’s United Financial, Inc.	4,492	59,474
Plum Creek Timber Co., Inc.	1,804	74,974
PNC Financial Svcs. Grp., Inc.	5,921	381,845
Principal Financial Grp., Inc.	3,584	105,764
Progressive Corp.	7,240	167,823
ProLogis, Inc.	5,549	199,875
Prudential Financial, Inc.	5,407	342,750

Public Storage	1,659	229,224
Regions Financial Corp.	13,823	91,094
Simon Property Group, Inc.	3,591	523,137
SLM Corp.	6,438	101,463
State Street Corp.	5,231	238,011
SunTrust Banks, Inc.	5,486	132,597
T. Rowe Price Group, Inc.	2,988	195,116
Torchmark Corp.	1,186	59,122
Travelers Cos., Inc.	4,531	268,235
U.S. Bancorp	21,786	690,180
Unum Group	3,660	89,597
Ventas, Inc.	3,400	194,140
Vornado Realty Trust	2,141	180,272
Wells Fargo & Co.	59,340	2,025,868
Weyerhaeuser Co.	6,099	133,690
XL Group PLC	3,423	74,245
Zions Bancorporation	2,011	43,156
		21,645,078
HEALTH CARE (6.3%)
Abbott Laboratories	18,535	1,136,010
Aetna, Inc.	4,202	210,772
Agilent Technologies, Inc.*	3,936	175,191
Allergan, Inc.	3,681	351,278
AmerisourceBergen Corp.	3,102	123,087
Amgen, Inc.	9,387	638,222
Bard (C.R.), Inc.	927	91,513
Baxter International, Inc.	6,742	403,037
Becton, Dickinson & Co.	2,489	193,271
Biogen Idec, Inc.*	2,834	356,999
Boston Scientific Corp.*	17,272	103,287
Bristol-Myers Squibb Co.	20,172	680,805
Cardinal Health, Inc.	4,293	185,071
CareFusion Corp.*	2,898	75,145
Celgene Corp.*	5,107	395,895
Cerner Corp.*	1,736	132,214
CIGNA Corp.	3,178	156,517
Coventry Health Care, Inc.	1,767	62,852
Covidien PLC	5,437	297,295
DaVita, Inc.*	1,177	106,130
Dentsply International, Inc.	1,499	60,155
Edwards Lifesciences Corp.*	1,273	92,585
Express Scripts, Inc.*	5,762	312,185
Forest Laboratories, Inc.*	3,095	107,366
Gilead Sciences, Inc.*	8,894	434,472
Hospira, Inc.*	2,017	75,416
Humana, Inc.	1,889	174,695
Intuitive Surgical, Inc.*	481	260,582
Johnson & Johnson	33,080	2,181,957
Laboratory Corp. of America Hldgs.*	1,152	105,454
Life Technologies Corp.*	2,226	108,673
Lilly (Eli) & Co.	12,226	492,341
McKesson Corp.	2,897	254,270
Medco Health Solutions, Inc.*	4,449	312,765
Medtronic, Inc.	12,146	476,002
Merck & Co., Inc.	36,752	1,411,277
Mylan, Inc.*	5,194	121,799
Patterson Cos., Inc.	922	30,795
PerkinElmer, Inc.	1,091	30,177
Perrigo Co.	1,182	122,112
Pfizer, Inc.	88,848	2,013,296

Quest Diagnostics, Inc.	1,744	106,646
St. Jude Medical, Inc.	3,830	169,707
Stryker Corp.	3,809	211,323
Tenet Healthcare Corp.*	5,331	28,308
Thermo Fisher Scientific, Inc.	4,134	233,075
UnitedHealth Group, Inc.	12,371	729,147
Varian Medical Systems, Inc.*	1,268	87,441
Waters Corp.*	1,128	104,520
Watson Pharmaceuticals, Inc.*	1,514	101,529
WellPoint, Inc.	3,751	276,824
Zimmer Hldgs., Inc.	2,098	134,859
		17,236,344
INDUSTRIALS (5.8%)
3M Co.	8,163	728,221
Avery Dennison Corp.	1,005	30,281
Boeing Co.	8,731	649,324
Caterpillar, Inc.	7,519	800,924
Cintas Corp.	1,486	58,132
Cooper Industries PLC Cl A	1,872	119,714
CSX Corp.	12,225	263,082
Cummins, Inc.	2,092	251,124
Danaher Corp.	6,798	380,688
Deere & Co.	4,729	382,576
Donnelley (R.R.) & Sons Co.	2,327	28,832
Dover Corp.	2,098	132,048
Dun & Bradstreet Corp.	522	44,229
Eaton Corp.	3,830	190,849
Emerson Electric Co.	8,621	449,844
Equifax, Inc.	1,358	60,105
Expeditors Int’l. of Wash.	2,647	123,112
Fastenal Co.	3,705	200,441
FedEx Corp.	3,665	337,033
Flowserve Corp.	635	73,349
Fluor Corp.	1,902	114,196
General Dynamics Corp.	4,297	315,314
General Electric Co.	121,479	2,438,084
Goodrich Corp.	1,538	192,927
Grainger (W.W.), Inc.	766	164,544
Honeywell International, Inc.	9,165	559,523
Illinois Tool Works, Inc.	5,699	325,527
Ingersoll-Rand PLC	3,620	149,687
Iron Mountain, Inc.	2,058	59,270
Jacobs Engineering Group, Inc.*	1,592	70,637
Joy Global, Inc.	1,313	96,506
L-3 Communications Hldgs., Inc.	1,050	74,309
Lockheed Martin Corp.	3,152	283,239
Masco Corp.	3,353	44,830
Norfolk Southern Corp.	3,924	258,317
Northrop Grumman Corp.	2,895	176,827
Paccar, Inc.	4,086	191,347
Pall Corp.	1,490	88,849
Parker Hannifin Corp.	1,817	153,627
Pitney Bowes, Inc.	2,475	43,511
Precision Castparts Corp.	1,697	293,411
Quanta Services, Inc.*	2,711	56,660
Raytheon Co.	4,014	211,859
Republic Services, Inc.	3,897	119,092
Robert Half Int’l., Inc.	1,478	44,783
Robinson (C.H.) Worldwide, Inc.	2,066	135,302
Rockwell Automation, Inc.	1,603	127,759

Rockwell Collins, Inc.	1,783	102,629
Roper Industries, Inc.	1,052	104,316
Ryder System, Inc.	543	28,670
Snap-On, Inc.	725	44,203
Southwest Airlines Co.	8,960	73,830
Stanley Black & Decker, Inc.	2,044	157,306
Stericycle, Inc.*	1,033	86,400
Textron, Inc.	3,277	91,199
Tyco International Ltd.	5,594	314,271
Union Pacific Corp.	5,539	595,332
United Parcel Service, Inc. Cl B	11,418	921,661
United Technologies Corp.	10,790	894,923
Waste Management, Inc.	5,568	194,657
Xylem, Inc.	2,098	58,220
		15,761,462
INFORMATION TECHNOLOGY (11.1%)
Accenture Ltd. Cl A	7,558	487,491
Adobe Systems, Inc.*	5,739	196,905
Advanced Micro Devices, Inc.*	7,317	58,682
Akamai Technologies, Inc.*	1,995	73,217
Altera Corp.	3,763	149,843
Amphenol Corp. Cl A	1,816	108,542
Analog Devices, Inc.	3,383	136,673
Apple, Inc.*	10,653	6,386,149
Applied Materials, Inc.	15,245	189,648
Autodesk, Inc.*	2,550	107,916
Automatic Data Processing, Inc.	5,959	328,877
BMC Software, Inc.*	1,931	77,549
Broadcom Corp. Cl A*	5,513	216,661
CA, Inc.	4,354	119,996
Cisco Systems, Inc.	64,286	1,359,649
Citrix Systems, Inc.*	2,283	180,152
Cognizant Technology Solutions*	3,507	269,864
Computer Sciences Corp.	1,874	56,108
Corning, Inc.	17,922	252,342
Dell, Inc.*	18,130	300,958
eBay, Inc.*	13,119	483,960
Electronic Arts, Inc.*	4,456	73,435
EMC Corp.*	24,716	738,514
F5 Networks, Inc.*	908	122,544
Fidelity Nat’l. Information Svcs., Inc.	2,728	90,351
First Solar, Inc.*	518	12,976
Fiserv, Inc.*	1,725	119,698
FLIR Systems, Inc.	1,702	43,078
Google, Inc. Cl A*	2,978	1,909,613
Harris Corp.	1,351	60,903
Hewlett-Packard Co.	23,306	555,382
Int’l. Business Machines Corp.	13,555	2,828,251
Intel Corp.	58,404	1,641,736
Intuit, Inc.	3,458	207,930
Jabil Circuit, Inc.	2,222	55,817
JDS Uniphase Corp.*	2,118	30,690
Juniper Networks, Inc.*	6,299	144,121
KLA-Tencor Corp.	2,034	110,690
Lexmark International, Inc. Cl A	852	28,320
Linear Technology Corp.	2,646	89,170
LSI Corp.*	6,777	58,824
MasterCard, Inc. Cl A	1,285	540,394
Microchip Technology, Inc.	2,443	90,880
Micron Technology, Inc.*	10,237	82,920

Microsoft Corp.	87,784	2,831,029
Molex, Inc.	1,604	45,104
Motorola Mobility Hldgs., Inc.*	3,018	118,426
Motorola Solutions, Inc.	3,543	180,091
NetApp, Inc.*	4,155	186,019
Novellus Systems, Inc.*	928	46,316
Nvidia Corp.*	7,163	110,239
Oracle Corp.	46,915	1,368,041
Paychex, Inc.	3,741	115,934
QUALCOMM, Inc.	19,877	1,352,034
Red Hat, Inc.*	2,375	142,239
SAIC, Inc.*	3,429	45,263
Salesforce.com, inc.*	1,578	243,817
SanDisk Corp.*	2,964	146,985
Symantec Corp.*	8,234	153,976
TE Connectivity Ltd.	4,812	176,841
Teradata Corp.*	1,954	133,165
Teradyne, Inc.*	1,765	29,811
Texas Instruments, Inc.	13,075	439,451
Total System Services, Inc.	1,962	45,263
VeriSign, Inc.	1,950	74,763
Visa, Inc. Cl A	6,004	708,472
Western Digital Corp.*	2,709	112,126
Western Union Co.	7,468	131,437
Xerox Corp.	16,187	130,791
Xilinx, Inc.	3,232	117,742
Yahoo!, Inc.*	13,868	211,071
		30,573,865
MATERIALS (1.9%)
Air Products & Chemicals, Inc.	2,433	223,349
Airgas, Inc.	879	78,205
Alcoa, Inc.	11,428	114,509
Allegheny Technologies, Inc.	1,032	42,487
Ball Corp.	1,820	78,042
Bemis Co., Inc.	1,404	45,335
CF Industries Hldgs., Inc.	804	146,851
Cliffs Natural Resources, Inc.	1,462	101,258
Dow Chemical Co.	13,560	469,718
Du Pont (E.I.) de Nemours & Co.	10,861	574,547
Eastman Chemical Co.	1,727	89,269
Ecolab, Inc.	3,482	214,909
FMC Corp.	897	94,956
Freeport-McMoRan Copper & Gold, Inc.	11,277	428,977
Int’l. Flavors & Fragrances, Inc.	1,045	61,237
International Paper Co.	5,477	192,243
MeadWestvaco Corp.	1,927	60,874
Monsanto Co.	6,382	509,028
Newmont Mining Corp.	6,109	313,208
Nucor Corp.	3,726	160,032
Owens-Illinois, Inc.*	1,857	43,342
PPG Industries, Inc.	1,752	167,842
Praxair, Inc.	3,501	401,355
Sealed Air Corp.	2,198	42,443
Sherwin-Williams Co.	976	106,062
Sigma-Aldrich Corp.	1,429	104,403
The Mosaic Co.	3,385	187,157
Titanium Metals Corp.	1,072	14,536
United States Steel Corp.	1,511	44,378
Vulcan Materials Co.	1,632	69,735
		5,180,287

TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.	70,905	2,214,363
CenturyLink, Inc.	7,227	279,324
Crown Castle International Corp.*	3,161	168,608
Frontier Communications Corp.	13,854	57,771
MetroPCS Communications, Inc.*	3,013	27,177
Sprint Nextel Corp.*	37,588	107,126
Verizon Communications, Inc.	34,029	1,300,929
Windstream Corp.	7,390	86,537
		4,241,835
UTILITIES (2.0%)
AES Corp.*	7,928	103,619
AGL Resources, Inc.	1,511	59,261
Ameren Corp.	2,839	92,495
American Electric Power Co., Inc.	5,826	224,767
CenterPoint Energy, Inc.	5,445	107,375
CMS Energy Corp.	3,426	75,372
Consolidated Edison, Inc.	3,611	210,955
Dominion Resources, Inc.	7,090	363,079
DTE Energy Co.	2,182	120,075
Duke Energy Corp.	16,279	342,022
Edison International	3,834	162,983
Entergy Corp.	2,195	147,504
Exelon Corp.	12,582	493,334
FirstEnergy Corp.	5,032	229,409
Integrys Energy Group, Inc.	844	44,724
NextEra Energy, Inc.	4,966	303,323
NiSource, Inc.	3,764	91,653
Northeast Utilities	2,048	76,022
NRG Energy, Inc.*	2,735	42,857
Oneok, Inc.	1,252	102,238
Pepco Hldgs., Inc.	3,131	59,145
PG&E Corp.	4,832	209,757
Pinnacle West Capital Corp.	1,273	60,977
PPL Corp.	6,880	194,429
Progress Energy, Inc.	3,619	192,205
Public Svc. Enterprise Group, Inc.	5,962	182,497
SCANA Corp.	1,334	60,844
Sempra Energy	3,037	182,099
Southern Co.	10,741	482,593
TECO Energy, Inc.	2,522	44,261
Wisconsin Energy Corp.	3,033	106,701
Xcel Energy, Inc.	6,215	164,511
		5,333,086
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $127,604,934) 54.9%		150,032,354

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	A-1+	0.01	04/19/12	100,000	99,999
U.S. Treasury Bill	A-1+	0.06	06/28/12	2,000,000	1,999,676
U.S. Treasury Bill	A-1+	0.10	05/17/12	500,000	499,931
					2,599,606
COMMERCIAL PAPER (0.7%)
Illinois Tool Works, Inc.†	A-1+	0.14	04/02/12	2,000,000	1,999,985
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $4,599,605) 1.7%					4,599,591

TOTAL INDEXED ASSETS (Cost: $132,204,539) 56.6%					154,631,945

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.2%)
Abercrombie & Fitch Co. Cl A	3,487	172,990
AFC Enterprises, Inc.*	17,823	302,278
Amazon.com, Inc.*	3,603	729,644
American Axle & Mfg. Hldgs., Inc.*	23,013	269,482
ANN, Inc.*	7,411	212,251
Bassett Furniture Industries, Inc.	27,116	249,467
BorgWarner, Inc.*	2,075	175,006
Brunswick Corp.	8,425	216,944
Darden Restaurants, Inc.	5,336	272,990
Denny’s Corp.*	62,999	254,516
Dillard’s, Inc. Cl A	1,613	101,651
Discovery Communications, Inc. Cl A*	4,827	244,246
Disney (Walt) Co.	14,336	627,630
Express, Inc.*	13,890	346,972
Ford Motor Co.	26,524	331,285
HSN, Inc.	7,025	267,161
Johnson Controls, Inc.	5,238	170,130
Lincoln Educational Svcs. Corp.	15,701	124,195
Macy’s, Inc.	10,028	398,412
Maidenform Brands, Inc.*	14,056	316,401
P.F. Chang’s China Bistro, Inc.	5,020	198,390
Pep Boys - Manny, Moe & Jack	43,228	644,961
Pinnacle Entertainment, Inc.*	17,075	196,533
Quiksilver, Inc.*	32,123	129,777
Rent-A-Center, Inc.	7,315	276,141
Shutterfly, Inc.*	13,073	409,577
Sotheby’s	1,847	72,661
Starbucks Corp.	21,172	1,183,303
Steiner Leisure Ltd.*	2,300	112,309
Steve Madden Ltd.*	7,613	325,456
Target Corp.	3,975	231,623
Time Warner Cable, Inc.	5,357	436,596
Time Warner, Inc.	9,015	340,316
Urban Outfitters, Inc.*	6,460	188,051
Valassis Communications, Inc.*	2,450	56,350
Viacom, Inc. Cl B	10,235	485,753
Wolverine World Wide, Inc.	8,363	310,936
		11,382,384
CONSUMER STAPLES (2.5%)
Darling International, Inc.*	10,320	179,774
Estee Lauder Cos., Inc. Cl A	6,486	401,743
Hain Celestial Group, Inc.*	4,975	217,955
J.M. Smucker Co.	5,816	473,190
Kraft Foods, Inc. Cl A	8,813	334,982
Nu Skin Enterprises, Inc. Cl A	2,716	157,284
PepsiCo, Inc.	9,829	652,154
Philip Morris Int’l., Inc.	12,898	1,142,892
Prestige Brands Hldgs., Inc.*	7,499	131,083
Proctor & Gamble Co.	15,945	1,071,663
The Pantry, Inc.*	17,262	224,579
TreeHouse Foods, Inc.*	2,765	164,518

Tyson Foods, Inc. Cl A	24,583	470,764
Vector Group Ltd.	10,338	183,189
Wal-Mart Stores, Inc.	17,613	1,077,916
		6,883,686
ENERGY (3.8%)
Abraxas Petroleum Corp.*	35,741	111,512
Anadarko Petroleum Corp.	6,989	547,518
Apache Corp.	4,731	475,182
Chevron Corp.	6,326	678,400
CVR Energy, Inc.*	5,750	153,813
Energy XXI (Bermuda) Ltd.*	27,721	1,001,005
EOG Resources, Inc.	3,423	380,295
Exxon Mobil Corp.	25,539	2,214,997
Gasco Energy, Inc.*	305,816	81,714
Goodrich Petroleum Corp.*	7,625	145,028
Halliburton Co.	15,737	522,311
Hess Corp.	4,574	269,637
Lufkin Industries, Inc.	2,305	185,898
MarkWest Energy Partners LP	4,444	259,752
McMoRan Exploration Co.*	108,277	1,158,564
National Oilwell Varco, Inc.	7,079	562,568
Noble Energy, Inc.	6,057	592,253
Occidental Petroleum Corp.	7,449	709,368
Range Resources Corp.	3,971	230,874
Saratoga Resources, Inc.*	25,725	186,506
		10,467,195
FINANCIALS (8.1%)
American Tower Corp.	10,902	687,044
Aon Corp.	4,615	226,412
Ashford Hospitality Trust, Inc.	15,502	139,673
Aspen Insurance Hldgs. Ltd.	9,659	269,872
Associated Estates Realty Corp.	20,435	333,908
BancFirst Corp.	3,741	162,958
Bank of America Corp.	52,718	504,511
Bank of Marin Bancorp	2,448	93,048
Banner Corp.	4,269	94,046
BB&T Corp.	14,565	457,195
Berkshire Hathaway, Inc. Cl B*	8,795	713,714
Brookline Bancorp, Inc.	25,922	242,889
Bryn Mawr Bank Corp.	7,387	165,764
Capital One Financial Corp.	14,184	790,616
Cash America Int’l., Inc.	5,631	269,894
Chesapeake Lodging Trust	17,360	311,959
Citigroup, Inc.	13,874	507,095
Cogdell Spencer, Inc.	26,179	110,999
Colonial Properties Trust	23,496	510,569
Dime Community Bancshares	12,281	179,425
EastGroup Properties, Inc.	5,045	253,360
Ellington Financial LLC	18,090	353,660
Equity Lifestyle Properties, Inc.	5,783	403,306
FelCor Lodging Trust, Inc.*	79,552	286,387
First Interstate BancSytem, Inc.	11,319	165,484
First Niagara Financial Group, Inc.	25,665	252,544
Flushing Financial Corp.	3,420	46,033
Forest City Enterprises, Inc. Cl A*	19,052	298,354
Franklin Resources, Inc.	1,841	228,339
Glacier Bancorp, Inc.	13,777	205,828
Goldman Sachs Group, Inc.	4,870	605,682
Highwoods Properties, Inc.	8,543	284,653
IBERIABANK Corp.	3,130	167,361

Investors Bancorp, Inc.*	12,881	193,473
Janus Capital Group, Inc.	23,081	205,652
JPMorgan Chase & Co.	31,400	1,443,772
MarketAxess Hldgs., Inc.	2,500	93,225
Marlin Business Svcs. Corp.	14,497	218,325
MB Financial, Inc.	9,110	191,219
Meadowbrook Insurance Group, Inc.	28,411	265,075
MetLife, Inc.	14,386	537,317
Mid-America Apt. Communities, Inc.	5,215	349,561
National Retail Pptys., Inc.	7,624	207,297
NBH Hldgs. Co.†	16,887	287,079
Northwest Bancshares, Inc.	30,747	390,487
OneBeacon Insurance Group Ltd. Cl A	10,178	156,843
Pennsylvania REIT	19,017	290,390
PHH Corp.*	10,401	160,903
PNC Financial Svcs. Grp., Inc.	6,213	400,676
ProAssurance Corp.	6,726	592,627
Prosperity Bancshares, Inc.	4,824	220,939
PS Business Parks, Inc.	2,379	155,920
S.Y. Bancorp, Inc.	13,743	318,838
SeaBright Hldgs., Inc.	42,287	384,389
Select Income REIT*	6,290	142,028
Senior Housing Pptys. Trust	6,643	146,478
Signature Bank*	9,643	607,895
Simon Property Group, Inc.	5,117	745,445
Starwood Property Trust, Inc.	5,375	112,983
Steel Excel, Inc.*	2,924	81,872
Stifel Financial Corp.*	6,028	228,100
SVB Financial Group*	5,943	382,373
Symetra Financial Corp.	26,998	311,287
UMB Financial Corp.	4,318	193,166
Urstadt Biddle Properties Cl A	6,621	130,699
Wells Fargo & Co.	38,762	1,323,335
Westamerica Bancorporation	5,116	245,568
		22,037,818
HEALTH CARE (4.8%)
Abbott Laboratories	4,072	249,573
Abiomed, Inc.*	14,599	323,952
Acorda Therapeutics, Inc.*	1,800	47,790
Alphatec Hldgs., Inc.*	37,215	88,200
AMERIGROUP Corp.*	3,200	215,296
Auxilium Pharmaceuticals, Inc.*	2,861	53,129
BioSpecifics Technologies Corp.*	825	13,052
Bruker Corp.*	8,060	123,399
Cantel Medical Corp.	1,125	28,226
Celgene Corp.*	6,636	514,423
Cepheid, Inc.*	2,400	100,392
Computer Programs & Systems, Inc.	3,834	216,698
Conceptus, Inc.*	18,174	261,342
Cubist Pharmaceuticals, Inc.*	6,701	289,818
Cyberonics, Inc.*	9,238	352,245
DexCom, Inc.*	15,366	160,267
Emergent Biosolutions, Inc.*	6,343	101,488
Enzon Pharmaceuticals, Inc.*	21,407	146,424
Express Scripts, Inc.*	4,064	220,188
Forest Laboratories, Inc.*	16,214	562,464
Gilead Sciences, Inc.*	9,727	475,164
Halozyme Therapeutics, Inc.*	3,650	46,574
HeartWare International, Inc.*	850	55,837
HMS Hldgs. Corp.*	11,340	353,921

Impax Laboratories, Inc.*	6,075	149,324
Incyte Corp.*	4,606	88,896
Insulet Corp.*	7,048	134,899
IPC The Hospitalist Co.*	3,272	120,770
Ironwood Pharmaceuticals, Inc.*	5,598	74,509
MAKO Surgical Corp.*	1,550	65,333
MAP Pharmaceuticals, Inc.*	2,725	39,131
McKesson Corp.	5,538	486,070
Medicines Co.*	21,623	433,974
Merck & Co., Inc.	21,999	844,762
Mylan, Inc.*	21,436	502,674
Neogen Corp.*	5,929	231,646
NxStage Medical, Inc.*	13,433	258,854
Onyx Pharmaceuticals, Inc.*	5,090	191,791
OSI Pharmaceuticals, Inc. - rights*	1,570	0
PAREXEL International Corp.*	7,098	191,433
Pfizer, Inc.	51,541	1,167,919
Pharmacyclics, Inc.*	2,375	65,930
Progenics Pharmaceuticals, Inc.*	4,750	47,025
QLT, Inc.*	56,279	393,953
Questcor Pharmaceuticals, Inc.*	5,250	197,505
Sagent Pharmaceuticals, Inc.*	3,900	69,693
Salix Pharmaceuticals Ltd.*	9,288	487,620
Seattle Genetics, Inc.*	7,164	146,002
St. Jude Medical, Inc.	5,322	235,818
Stryker Corp.	3,678	204,055
SXC Health Solutions Corp.*	3,698	277,202
Thoratec Corp.*	3,463	116,738
UnitedHealth Group, Inc.	9,910	584,095
Vascular Solutions, Inc.*	6,575	70,944
ViroPharma, Inc.*	3,125	93,969
WellPoint, Inc.	3,220	237,636
		13,210,032
INDUSTRIALS (5.4%)
Acacia Research Corp.*	4,375	182,613
Acco Brands Corp.*	19,739	244,961
Actuant Corp. Cl A	11,394	330,312
Alaska Air Group, Inc.*	7,856	281,402
Astec Industries, Inc.*	4,990	182,035
Astronics Corp.*	8,697	304,047
AZZ, Inc.	10,722	553,684
Belden, Inc.	2,855	108,233
Boeing Co.	10,566	785,793
Caterpillar, Inc.	7,729	823,293
Cummins, Inc.	5,365	644,015
EMCOR Group, Inc.	5,151	142,786
Encore Wire Corp.	12,971	385,628
EnPro Industries, Inc.*	5,044	207,308
Expeditors Int’l. of Wash.	9,856	458,403
FedEx Corp.	5,376	494,377
General Electric Co.	62,144	1,247,230
Genesee & Wyoming, Inc. Cl A*	12,821	699,770
Graham Corp.	7,033	153,952
Healthcare Svcs. Group, Inc.	9,859	209,701
Hub Group, Inc. Cl A*	3,831	138,031
Insperity, Inc.	6,220	190,581
Kaydon Corp.	8,030	204,845
Miller Industries, Inc.	18,090	306,083
Mueller Industries, Inc.	13,393	608,712
Old Dominion Freight Line, Inc.*	19,443	926,848

On Assignment, Inc.*	11,983	209,343
Precision Castparts Corp.	4,211	728,082
Raven Industries, Inc.	7,000	427,070
RBC Bearings, Inc.*	5,245	241,952
Robbins & Myers, Inc.	5,301	275,917
Robert Half Int’l., Inc.	10,272	311,242
Roper Industries, Inc.	5,584	553,709
Smith (A.O.) Corp.	5,225	234,864
Sun Hydraulics Corp.	5,893	154,161
Teledyne Technologies, Inc.*	4,835	304,847
Union Pacific Corp.	3,758	403,910
		14,659,740
INFORMATION TECHNOLOGY (8.0%)
Adtran, Inc.	9,250	288,508
Altera Corp.	4,087	162,744
Anaren, Inc.*	4,197	77,015
Anixter International, Inc.*	2,006	145,495
Apple, Inc.*	5,399	3,236,534
Automatic Data Processing, Inc.	6,413	353,933
Brightcove, Inc.*	3,527	87,470
Cavium, Inc.*	3,400	105,196
Cirrus Logic, Inc.*	18,751	446,274
Cisco Systems, Inc.	14,262	301,641
CommVault Systems, Inc.*	9,914	492,131
comScore, Inc.*	15,198	325,086
EMC Corp.*	15,865	474,046
Emulex Corp.*	21,545	223,638
F5 Networks, Inc.*	1,380	186,245
Finisar Corp.*	10,525	212,079
Google, Inc. Cl A*	1,426	914,408
Harris Corp.	2,288	103,143
iGATE Corp.*	8,475	142,041
Imperva, Inc.*	1,575	61,661
Informatica Corp.*	10,879	575,499
Int’l. Business Machines Corp.	6,324	1,319,503
Intel Corp.	19,277	541,876
KLA-Tencor Corp.	7,349	399,933
Lattice Semiconductor Corp.*	39,083	251,304
Littelfuse, Inc.	2,226	139,570
LogMeIn, Inc.*	17,502	616,595
Mercury Computer Systems, Inc.*	12,674	167,931
Microsemi Corp.*	19,292	413,621
Microsoft Corp.	32,624	1,052,124
MKS Instruments, Inc.	13,261	391,597
Nanometrics, Inc.*	12,514	231,634
NetApp, Inc.*	6,136	274,709
Oracle Corp.	24,380	710,921
Parametric Technology Corp.*	23,166	647,258
Plantronics, Inc.	4,425	178,151
Plexus Corp.*	9,503	332,510
QLIK Technologies, Inc.*	6,850	219,200
QUALCOMM, Inc.	11,609	789,644
Rackspace Hosting, Inc.*	2,026	117,083
Responsys, Inc.*	21,014	251,538
Richardson Electronics Ltd.	35,130	420,857
Salesforce.com, inc.*	4,512	697,149
Sapient Corp.	9,791	121,898
Semtech Corp.*	7,126	202,806
Sourcefire, Inc.*	7,549	363,333
Super Micro Computer, Inc.*	8,485	148,148

Take-Two Interactive Software, Inc.*	7,375	113,464
Texas Instruments, Inc.	13,338	448,290
Tibco Software, Inc.*	27,917	851,469
TTM Technologies, Inc.*	13,812	158,700
Vantiv, Inc. Cl A*	8,776	172,273
Volterra Semiconductor Corp.*	3,650	125,615
Websense, Inc.*	3,685	77,717
Yahoo!, Inc.*	11,157	169,810
		22,033,018
MATERIALS (2.5%)
Allied Nevada Gold Corp.*	5,778	187,958
Ball Corp.	8,507	364,780
Boise, Inc.	61,890	508,117
Buckeye Technologies, Inc.	8,185	278,044
Commercial Metals Co.	13,109	194,275
Copper Mountain Mining Corp.*	26,862	114,190
Crown Hldgs., Inc.*	13,106	482,694
CVR Partners LP	7,887	207,428
Dow Chemical Co.	11,438	396,212
Eastman Chemical Co.	12,320	636,821
FMC Corp.	4,898	518,502
Freeport-McMoRan Copper & Gold, Inc.	11,668	443,851
Innophos Hldgs., Inc.	14,634	733,456
Kaiser Aluminum Corp.	7,910	373,827
McEwen Mining, Inc.*	64,710	287,312
Silgan Hldgs., Inc.	19,790	874,718
TPC Group, Inc.*	4,881	215,789
		6,817,974
TELECOMMUNICATION SERVICES (0.9%)
AboveNet, Inc.*	3,944	326,563
AT&T, Inc.	32,277	1,008,011
CenturyLink, Inc.	7,061	272,908
Consolidated Comms. Hldgs., Inc.	21,956	430,996
Sprint Nextel Corp.*	95,488	272,141
		2,310,619
UTILITIES (1.3%)
Avista Corp.	13,157	336,556
Black Hills Corp.	6,288	210,837
Dominion Resources, Inc.	9,776	500,629
Edison International	5,654	240,352
Entergy Corp.	1,528	102,682
Idacorp, Inc.	6,994	287,593
Northwest Natural Gas Co.	9,613	436,431
PNM Resources, Inc.	14,581	266,832
PPL Corp.	6,269	177,162
Public Svc. Enterprise Group, Inc.	11,013	337,108
Sempra Energy	5,142	308,314
Unisource Energy Corp.	8,369	306,054
		3,510,550
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $91,177,785) 41.5%		113,313,016

ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	556	191,225
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.1%		191,225

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill	A-1+	0.06	06/28/12	2,000,000	1,999,685
U.S. Treasury Bill	A-1+	0.06	06/28/12	1,400,000	1,399,781
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,399,472) 1.2%					3,399,466

TOTAL ACTIVE ASSETS (Cost: $94,632,857) 42.8%					116,903,707

TEMPORARY CASH INVESTMENTS (2) (Cost: $895,000) 0.3%					895,000

TOTAL INVESTMENTS (Cost: $227,732,396) 99.7%					272,430,652

OTHER NET ASSETS 0.3%					734,395

NET ASSETS 100.0%					$273,165,047

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.2%)
Bassett Furniture Industries, Inc.	250,937	2,308,620
Dillard’s, Inc. Cl A	16,195	1,020,609
Pep Boys - Manny, Moe & Jack	242,541	3,618,712
Rent-A-Center, Inc.	73,658	2,780,590
Shutterfly, Inc.*	63,722	1,996,410
Wolverine World Wide, Inc.	84,192	3,130,259
		14,855,200
CONSUMER STAPLES (1.6%)
Prestige Brands Hldgs., Inc.*	75,750	1,324,110
The Pantry, Inc.*	172,820	2,248,388
Vector Group Ltd.	61,635	1,092,172
		4,664,670
ENERGY (3.7%)
Energy XXI (Bermuda) Ltd.*	119,738	4,323,739
Gasco Energy, Inc.*	2,236,626	597,626
McMoRan Exploration Co.*	539,046	5,767,792
		10,689,157
FINANCIALS (36.8%)
Ashford Hospitality Trust, Inc.	148,330	1,336,453
Aspen Insurance Hldgs. Ltd.	100,133	2,797,716
Associated Estates Realty Corp.	102,796	1,679,687
BancFirst Corp.	38,241	1,665,778
Bank of Marin Bancorp	25,013	950,744
Banner Corp.	42,279	931,406
Brookline Bancorp, Inc.	266,743	2,499,382
Bryn Mawr Bank Corp.	75,431	1,692,672
Cash America Int’l., Inc.	53,763	2,576,861
Chesapeake Lodging Trust	120,188	2,159,778
Cogdell Spencer, Inc.	263,990	1,119,318
Colonial Properties Trust	140,135	3,045,134
Dime Community Bancshares	125,352	1,831,393
EastGroup Properties, Inc.	51,570	2,589,845
Ellington Financial LLC	184,298	3,603,026
Equity Lifestyle Properties, Inc.	55,306	3,857,040
FelCor Lodging Trust, Inc.*	768,247	2,765,689
First Interstate BancSytem, Inc.	115,823	1,693,332
First Niagara Financial Group, Inc.	247,646	2,436,837
Flushing Financial Corp.	34,959	470,548
Forest City Enterprises, Inc. Cl A*	193,991	3,037,899
Glacier Bancorp, Inc.	143,562	2,144,816
Highwoods Properties, Inc.	86,575	2,884,679
IBERIABANK Corp.	31,925	1,707,030
Investors Bancorp, Inc.*	131,530	1,975,581
Janus Capital Group, Inc.	221,130	1,970,268
Marlin Business Svcs. Corp.	129,133	1,944,743
MB Financial, Inc.	93,200	1,956,268
Meadowbrook Insurance Group, Inc.	270,752	2,526,116
Mid-America Apt. Communities, Inc.	16,381	1,098,018
National Retail Pptys., Inc.	76,962	2,092,597
NBH Hldgs. Co.†	98,458	1,673,786
Northwest Bancshares, Inc.	157,061	1,994,675
Pennsylvania REIT	191,958	2,931,199
PHH Corp.*	104,995	1,624,273
ProAssurance Corp.	49,226	4,337,303
Prosperity Bancshares, Inc.	49,252	2,255,742
S.Y. Bancorp, Inc.	88,905	2,062,596

SeaBright Hldgs., Inc.	421,334	3,829,926
Select Income REIT*	62,959	1,421,614
Senior Housing Pptys. Trust	63,854	1,407,981
Signature Bank*	51,071	3,219,516
Steel Excel, Inc.*	27,916	781,648
SVB Financial Group*	60,670	3,903,508
Symetra Financial Corp.	257,477	2,968,710
UMB Financial Corp.	44,108	1,973,171
Urstadt Biddle Properties Cl A	67,873	1,339,813
Westamerica Bancorporation	52,654	2,527,392
		105,293,507
HEALTH CARE (4.8%)
Abiomed, Inc.*	32,304	716,826
Alphatec Hldgs., Inc.*	381,664	904,544
Computer Programs & Systems, Inc.	39,041	2,206,597
Conceptus, Inc.*	181,084	2,603,988
Enzon Pharmaceuticals, Inc.*	215,772	1,475,880
Medicines Co.*	142,475	2,859,473
QLT, Inc.*	445,676	3,119,732
		13,887,040
INDUSTRIALS (13.1%)
Actuant Corp. Cl A	116,737	3,384,206
Alaska Air Group, Inc.*	80,066	2,867,964
AZZ, Inc.	52,383	2,705,058
EMCOR Group, Inc.	52,066	1,443,270
Encore Wire Corp.	132,433	3,937,233
Genesee & Wyoming, Inc. Cl A*	79,177	4,321,481
Insperity, Inc.	59,506	1,823,264
Kaydon Corp.	80,765	2,060,315
Miller Industries, Inc.	181,808	3,076,191
Mueller Industries, Inc.	127,675	5,802,829
Old Dominion Freight Line, Inc.*	130,137	6,203,631
		37,625,442
INFORMATION TECHNOLOGY (11.5%)
Anixter International, Inc.*	20,130	1,460,029
Cirrus Logic, Inc.*	78,784	1,875,059
CommVault Systems, Inc.*	43,379	2,153,334
comScore, Inc.*	41,805	894,209
Emulex Corp.*	98,467	1,022,087
Informatica Corp.*	28,340	1,499,186
LogMeIn, Inc.*	63,130	2,224,070
Microsemi Corp.*	82,321	1,764,962
MKS Instruments, Inc.	68,276	2,016,190
Parametric Technology Corp.*	93,819	2,621,303
Plexus Corp.*	40,227	1,407,543
Richardson Electronics Ltd.	327,438	3,922,707
Semtech Corp.*	73,070	2,079,572
Tibco Software, Inc.*	207,377	6,324,999
TTM Technologies, Inc.*	141,677	1,627,869
		32,893,119
MATERIALS (11.0%)
Boise, Inc.	616,526	5,061,678
Buckeye Technologies, Inc.	78,136	2,654,280
Commercial Metals Co.	133,622	1,980,278
Copper Mountain Mining Corp.*	198,900	845,524
Crown Hldgs., Inc.*	133,733	4,925,386
Innophos Hldgs., Inc.	86,374	4,329,065
Kaiser Aluminum Corp.	79,388	3,751,877
McEwen Mining, Inc.*	236,196	1,048,710
Silgan Hldgs., Inc.	156,858	6,933,123
		31,529,921

TELECOMMUNICATION SERVICES (0.9%)
Consolidated Comms. Hldgs., Inc.	130,390	2,559,556

UTILITIES (5.7%)
Avista Corp.	133,367	3,411,528
Black Hills Corp.	61,209	2,052,338
Idacorp, Inc.	70,860	2,913,763
Northwest Natural Gas Co.	47,677	2,164,536
PNM Resources, Inc.	146,738	2,685,305
Unisource Energy Corp.	85,423	3,123,919
		16,351,389
TOTAL COMMON STOCKS (Cost: $215,972,552) 94.3%		270,349,001

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.5%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,463,422
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.5%		1,463,422

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.1%)
U.S. Treasury Bill	A-1+	0.06	06/28/12	4,000,000	3,999,379
U.S. Treasury Bill	A-1+	0.09	04/19/12	5,000,000	4,999,762
					8,999,141
COMMERCIAL PAPER (2.7%)
New Jersey Natural Gas	A-1	0.10	04/05/12	3,700,000	3,699,949
NSTAR†	A-1	0.15	04/03/12	4,000,000	3,999,950
					7,699,899
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $16,699,040) 5.8%					16,699,040

TOTAL INVESTMENTS (Cost: $233,097,092) 100.6%					288,511,463

OTHER NET ASSETS -0.6%					(1,846,726)

NET ASSETS 100.0%					$286,664,737

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.5%)
AFC Enterprises, Inc.*	187,002	3,171,554
American Axle & Mfg. Hldgs., Inc.*	243,472	2,851,057
ANN, Inc.*	77,670	2,224,469
Brunswick Corp.	89,525	2,305,269
Denny’s Corp.*	677,334	2,736,429
Express, Inc.*	145,304	3,629,694
HSN, Inc.	74,400	2,829,432
Lincoln Educational Svcs. Corp.	163,813	1,295,761
Maidenform Brands, Inc.*	148,478	3,342,240
P.F. Chang’s China Bistro, Inc.	52,639	2,080,293
Pep Boys - Manny, Moe & Jack	195,433	2,915,860
Pinnacle Entertainment, Inc.*	176,620	2,032,896
Quiksilver, Inc. ZQK*	339,569	1,371,859
Shutterfly, Inc.*	66,962	2,097,919
Sotheby’s	18,988	746,988
Steiner Leisure Ltd.*	24,325	1,187,790
Steve Madden Ltd.*	80,331	3,434,150
Valassis Communications, Inc.*	25,125	577,875
		40,831,535
CONSUMER STAPLES (3.1%)
Darling International, Inc.*	108,578	1,891,429
Hain Celestial Group, Inc.*	52,188	2,286,356
Nu Skin Enterprises, Inc. Cl A	27,909	1,616,210
TreeHouse Foods, Inc.*	28,380	1,688,610
Vector Group Ltd.	108,080	1,915,178
		9,397,783
ENERGY (7.5%)
Abraxas Petroleum Corp.*	375,458	1,171,429
CVR Energy, Inc.*	60,602	1,621,104
Energy XXI (Bermuda) Ltd.*	166,334	6,006,316
Goodrich Petroleum Corp.*	80,350	1,528,257
Lufkin Industries, Inc.	23,849	1,923,422
MarkWest Energy Partners LP	47,967	2,803,671
McMoRan Exploration Co.*	547,430	5,857,500
Saratoga Resources, Inc.*	270,775	1,963,119
		22,874,818
FINANCIALS (7.5%)
Associated Estates Realty Corp.	97,028	1,585,438
Chesapeake Lodging Trust	59,450	1,068,317
Colonial Properties Trust	102,770	2,233,192
MarketAxess Hldgs., Inc.	26,450	986,321
Mid-America Apt. Communities, Inc.	33,114	2,219,631
Northwest Bancshares, Inc.	160,202	2,034,565
OneBeacon Insurance Group Ltd. Cl A	105,699	1,628,822
ProAssurance Corp.	19,481	1,716,471
PS Business Parks, Inc.	24,588	1,611,498
S.Y. Bancorp, Inc.	52,351	1,214,543
Signature Bank*	47,019	2,964,078
Starwood Property Trust, Inc.	56,950	1,197,089
Stifel Financial Corp.*	63,718	2,411,089
		22,871,054
HEALTH CARE (19.3%)
Abiomed, Inc.*	119,150	2,643,939
Acorda Therapeutics, Inc.*	19,025	505,114
AMERIGROUP Corp.*	35,150	2,364,892
Auxilium Pharmaceuticals, Inc.*	32,139	596,821

BioSpecifics Technologies Corp.*	8,850	140,007
Bruker Corp.*	89,900	1,376,369
Cantel Medical Corp.	12,375	310,489
Cepheid, Inc.*	26,046	1,089,504
Cubist Pharmaceuticals, Inc.*	68,586	2,966,345
Cyberonics, Inc.*	97,362	3,712,413
DexCom, Inc.*	162,255	1,692,320
Emergent Biosolutions, Inc.*	71,217	1,139,472
Halozyme Therapeutics, Inc.*	38,750	494,450
HeartWare International, Inc.*	9,125	599,421
HMS Hldgs. Corp.*	117,860	3,678,411
Impax Laboratories, Inc.*	64,375	1,582,338
Incyte Corp.*	48,442	934,931
Insulet Corp.*	73,546	1,407,670
IPC The Hospitalist Co.*	34,685	1,280,223
Ironwood Pharmaceuticals, Inc.*	59,315	789,483
MAKO Surgical Corp.*	16,575	698,636
MAP Pharmaceuticals, Inc.*	28,275	406,029
Medicines Co.*	77,011	1,545,611
Neogen Corp.*	58,947	2,303,059
NxStage Medical, Inc.*	140,353	2,704,602
Onyx Pharmaceuticals, Inc.*	54,101	2,038,526
PAREXEL International Corp.*	74,883	2,019,595
Pharmacyclics, Inc.*	25,775	715,514
Progenics Pharmaceuticals, Inc.*	50,425	499,208
QLT, Inc.*	109,922	769,454
Questcor Pharmaceuticals, Inc.*	57,247	2,153,632
Sagent Pharmaceuticals, Inc.*	41,500	741,605
Salix Pharmaceuticals Ltd.*	97,855	5,137,388
Seattle Genetics, Inc.*	74,924	1,526,951
SXC Health Solutions Corp.*	38,646	2,896,904
Thoratec Corp.*	36,264	1,222,459
Vascular Solutions, Inc.*	69,875	753,951
ViroPharma, Inc.*	32,684	982,808
		58,420,544
INDUSTRIALS (15.5%)
Acacia Research Corp.*	45,573	1,902,217
Acco Brands Corp.*	205,059	2,544,782
Astec Industries, Inc.*	52,748	1,924,247
Astronics Corp.*	92,038	3,217,648
AZZ, Inc.	53,757	2,776,011
Belden, Inc.	29,424	1,115,464
EnPro Industries, Inc.*	53,263	2,189,109
Genesee & Wyoming, Inc. Cl A*	50,781	2,771,627
Graham Corp.	77,971	1,706,785
Healthcare Svcs. Group, Inc.	104,436	2,221,354
Hub Group, Inc. Cl A*	38,173	1,375,373
Old Dominion Freight Line, Inc.*	75,997	3,622,777
On Assignment, Inc.*	126,171	2,204,207
Raven Industries, Inc.	73,550	4,487,286
RBC Bearings, Inc.*	56,981	2,628,534
Robbins & Myers, Inc.	55,304	2,878,573
Smith (A.O.) Corp.	52,455	2,357,852
Sun Hydraulics Corp.	62,182	1,626,681
Teledyne Technologies, Inc.*	52,491	3,309,558
		46,860,085
INFORMATION TECHNOLOGY (23.0%)
Adtran, Inc.	94,026	2,932,671
Anaren, Inc.*	43,095	790,793
Brightcove, Inc.*	37,052	918,890

Cavium, Inc.*	35,900	1,110,746
Cirrus Logic, Inc.*	116,052	2,762,038
CommVault Systems, Inc.*	58,904	2,923,995
comScore, Inc.*	113,703	2,432,107
Emulex Corp.*	117,802	1,222,785
Finisar Corp.*	110,875	2,234,131
iGATE Corp.*	89,775	1,504,629
Imperva, Inc.*	16,625	650,869
Informatica Corp.*	83,536	4,419,054
Lattice Semiconductor Corp.*	411,358	2,645,032
Littelfuse, Inc.	24,558	1,539,787
LogMeIn, Inc.*	113,998	4,016,150
Mercury Computer Systems, Inc.*	134,114	1,777,011
Microsemi Corp.*	117,456	2,518,257
MKS Instruments, Inc.	74,383	2,196,530
Nanometrics, Inc.*	131,698	2,437,730
Parametric Technology Corp.*	160,877	4,494,903
Plantronics, Inc.	46,522	1,872,976
Plexus Corp.*	59,172	2,070,428
QLIK Technologies, Inc.*	72,650	2,324,800
Rackspace Hosting, Inc.*	20,817	1,203,014
Responsys, Inc.*	222,797	2,666,880
Sapient Corp.	105,658	1,315,442
Sourcefire, Inc.*	79,604	3,831,341
Super Micro Computer, Inc.*	89,675	1,565,726
Take-Two Interactive Software, Inc.*	77,284	1,189,014
Tibco Software, Inc.*	81,199	2,476,570
Vantiv, Inc. Cl A*	90,410	1,774,748
Volterra Semiconductor Corp.*	38,625	1,329,279
Websense, Inc.*	39,011	822,742
		69,971,068
MATERIALS (4.5%)
Allied Nevada Gold Corp.*	60,998	1,984,265
CVR Partners LP	83,279	2,190,238
Innophos Hldgs., Inc.	63,612	3,188,233
McEwen Mining, Inc.*	430,404	1,910,994
Silgan Hldgs., Inc.	47,247	2,088,317
TPC Group, Inc.*	51,662	2,283,977
		13,646,024
TELECOMMUNICATION SERVICES (1.7%)
AboveNet, Inc.*	39,704	3,287,491
Consolidated Comms. Hldgs., Inc.	94,019	1,845,593
		5,133,084
UTILITIES (0.8%)
Northwest Natural Gas Co.	49,977	2,268,956

TOTAL COMMON STOCKS (Cost: $230,730,858) 96.4%		292,274,951

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	0.06	06/28/12	1,000,000	999,845
COMMERCIAL PAPER (2.6%)
General Electric Capital Corp.	A-1+	0.12	05/14/12	4,000,000	3,999,413
New Jersey Natural Gas	A-1	0.10	04/04/12	4,000,000	3,999,956
					7,999,369
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,999,214) 2.9%					8,999,214

TOTAL INVESTMENTS (Cost: $239,730,072) 99.3%					301,274,165

OTHER NET ASSETS 0.7%					2,099,690

NET ASSETS 100.0%					$303,373,855

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.8%)
AMC Networks, Inc. Cl A*	2,601	116,083
Cablevision Systems Corp. Cl A	10,405	152,745
CBS Corp. Cl B	19,823	672,198
Discovery Communications, Inc. Cl A*	6,026	304,916
Discovery Communications, Inc. Cl C*	5,945	278,702
Lamar Advertising Co. Cl A*	9,754	316,127
Newell Rubbermaid, Inc.	26,786	477,059
Penney (J.C.) Co., Inc.	11,595	410,811
Rent-A-Center, Inc.	10,651	402,075
Shutterfly, Inc.*	10,460	327,712
V.F. Corp.	10,322	1,506,804
Whirlpool Corp.	6,068	466,386
		5,431,618
CONSUMER STAPLES (5.5%)
ConAgra Foods, Inc.	32,633	856,943
Dr. Pepper Snapple Group, Inc.	18,290	735,441
J.M. Smucker Co.	7,040	572,774
Post Hldgs., Inc.*	3,170	104,388
Ralcorp Hldgs., Inc.*	6,340	469,731
Vector Group Ltd.	17,042	301,984
		3,041,261
ENERGY (7.5%)
Atwood Oceanics, Inc.*	13,380	600,628
Energy XXI (Bermuda) Ltd.*	7,780	280,936
McMoRan Exploration Co.*	73,732	788,932
Noble Energy, Inc.	8,725	853,131
Range Resources Corp.	10,621	617,505
Spectra Energy Corp.	18,186	573,768
Unit Corp.*	9,972	426,403
		4,141,303
FINANCIALS (27.1%)
American Financial Group, Inc.	23,401	902,811
Ameriprise Financial, Inc.	16,144	922,307
Annaly Capital Mgmt., Inc.	17,900	283,178
Aon Corp.	13,623	668,344
Associated Banc-Corp.	36,404	508,200
Assurant, Inc.	3,679	149,000
BOK Financial Corp.	12,306	692,582
Boston Properties, Inc.	6,058	636,029
City National Corp.	4,682	245,665
Cullen/Frost Bankers, Inc.	6,131	356,763
DDR Corp.	12,752	186,179
Discover Financial Svcs.	6,265	208,875
Equity Residential	17,622	1,103,490
Everest Re Group Ltd.	5,907	546,516
Fulton Financial Corp.	41,368	434,364
Genworth Financial, Inc. Cl A*	17,885	148,803
HCC Insurance Hldgs., Inc.	5,270	164,266
Host Hotels & Resorts, Inc.	35,760	587,179
Janus Capital Group, Inc.	32,850	292,694
Legg Mason, Inc.	15,970	446,042
M&T Bank Corp.	2,848	247,434
Marsh & McLennan Cos., Inc.	12,864	421,811
National Retail Pptys., Inc.	17,093	464,759
People’s United Financial, Inc.	42,023	556,385
Principal Financial Grp., Inc.	6,976	205,862
Progressive Corp.	18,618	431,565
ProLogis, Inc.	15,030	541,381
Public Storage	5,302	732,577

Reinsurance Grp. of America, Inc.	8,980	534,041
StanCorp Financial Group, Inc.	13,389	548,146
Vornado Realty Trust	10,209	859,598
		15,026,846
HEALTH CARE (7.8%)
AmerisourceBergen Corp.	18,305	726,342
CIGNA Corp.	11,911	586,617
Forest Laboratories, Inc.*	15,040	521,738
Hospira, Inc.*	9,674	361,711
Humana, Inc.	8,920	824,922
Mednax, Inc.*	6,570	488,611
Mettler-Toledo Int’l., Inc.*	3,321	613,555
Mylan, Inc.*	9,239	216,655
		4,340,151
INDUSTRIALS (9.0%)
Exelis, Inc.	5,143	64,390
Flowserve Corp.	3,023	349,187
General Cable Corp.*	12,211	355,096
ITT Corp.	2,571	58,979
Joy Global, Inc.	6,515	478,853
Kirby Corp.*	14,332	942,902
L-3 Communications Hldgs., Inc.	3,475	245,926
Lincoln Electric Hldgs., Inc.	12,450	564,234
Oshkosh Corp.*	15,991	370,511
Precision Castparts Corp.	6,080	1,051,232
Timken Co.	7,097	360,102
Xylem, Inc.	5,143	142,718
		4,984,130
INFORMATION TECHNOLOGY (9.0%)
Altera Corp.	6,470	257,635
Amdocs Ltd.*	7,562	238,808
Coherent, Inc.*	10,170	593,216
Harris Corp.	7,076	318,986
Informatica Corp.*	5,140	271,906
KLA-Tencor Corp.	5,200	282,984
Microsemi Corp.*	13,180	282,579
NCR Corp.*	24,712	536,498
Tech Data Corp.*	11,900	645,694
Teradata Corp.*	9,866	672,368
Tibco Software, Inc.*	19,740	602,070
Xerox Corp.	38,042	307,379
		5,010,123
MATERIALS (7.5%)
Agnico-Eagle Mines Ltd.	7,619	254,322
Crown Hldgs., Inc.*	43,896	1,616,685
Cytec Industries, Inc.	13,998	850,938
Eastman Chemical Co.	15,226	787,032
Steel Dynamics, Inc.	14,364	208,853
Walter Energy, Inc.	7,270	430,457
		4,148,287
TELECOMMUNICATION SERVICES (1.8%)
CenturyLink, Inc.	14,595	564,097
Windstream Corp.	36,802	430,951
		995,048
UTILITIES (11.6%)
Ameren Corp.	22,774	741,977
Atmos Energy Corp.	18,857	593,241
Edison International	19,188	815,682
Entergy Corp.	6,518	438,010
FirstEnergy Corp.	20,317	926,252
GenOn Energy, Inc.*	134,913	280,619
Great Plains Energy, Inc.	28,570	579,114
Integrys Energy Group, Inc.	11,119	589,196
ITC Hldgs. Corp.	10,037	772,247
NV Energy, Inc.	41,978	676,685
		6,413,023
TOTAL COMMON STOCKS (Cost: $46,791,363) 96.6%		53,531,790

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.7%)
U.S. Treasury Bill	A-1+	0.06	06/28/12	1,500,000	1,499,756
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,499,767) 2.7%					1,499,756

TOTAL INVESTMENTS (Cost: $48,291,130) 99.3%					55,031,546

OTHER NET ASSETS 0.7%					511,588

NET ASSETS 100.0%					$55,543,134

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.0%)
Aaron’s, Inc.	36,491	945,117
Advance Auto Parts, Inc.	34,830	3,084,893
Aeropostale, Inc.*	36,707	793,605
AMC Networks, Inc. Cl A*	28,767	1,283,871
American Eagle Outfitters, Inc.	91,158	1,567,006
American Greetings Corp. Cl A	17,928	275,016
ANN, Inc.*	24,988	715,656
Ascena Retail Group, Inc.*	31,629	1,401,797
Bally Technologies, Inc.*	20,208	944,724
Barnes & Noble, Inc.*	18,864	249,948
Bob Evans Farms, Inc.	13,846	522,271
Brinker International, Inc.	37,730	1,039,462
Carter’s, Inc.*	25,047	1,246,589
Cheesecake Factory, Inc.*	25,799	758,233
Chico’s FAS, Inc.	82,572	1,246,837
Collective Brands, Inc.*	29,489	579,754
Deckers Outdoor Corp.*	18,589	1,172,036
Dick’s Sporting Goods, Inc.	46,063	2,214,709
DreamWorks Animation SKG Cl A*	32,555	600,640
Foot Locker, Inc.	73,537	2,283,324
Fossil, Inc.*	25,740	3,397,165
Gentex Corp.	67,252	1,647,674
Guess?, Inc.	35,251	1,101,594
Hanesbrands, Inc.*	45,944	1,357,186
HSN, Inc.	19,097	726,259
International Speedway Corp. Cl A	13,345	370,324
ITT Educational Svcs., Inc.*	9,102	602,006
KB Home	31,835	283,332
Lamar Advertising Co. Cl A*	26,982	874,487
Life Time Fitness, Inc.*	19,434	982,777
LKQ Corp.*	70,495	2,197,329
Matthews International Corp. Cl A	13,408	424,229
MDC Hldgs., Inc.	17,431	449,545
Meredith Corp.	17,643	572,692
Mohawk Industries, Inc.*	26,255	1,746,220
New York Times Co. Cl A*	56,594	384,273
NVR, Inc.*	2,352	1,708,328
Office Depot, Inc.*	127,952	441,434
Panera Bread Co. Cl A*	14,146	2,276,374
PetSmart, Inc.	54,694	3,129,591
Polaris Industries, Inc.	33,191	2,394,731
PVH Corp.	31,316	2,797,458
RadioShack Corp.	49,541	308,145
Regis Corp.	27,205	501,388
Rent-A-Center, Inc.	28,732	1,084,633
Saks, Inc.*	75,918	881,408
Scholastic Corp.	10,372	365,924
Scientific Games Corp. Cl A*	27,244	317,665
Service Corp. International	106,209	1,195,913
Signet Jewelers Ltd.	41,384	1,956,636
Sotheby’s	31,909	1,255,300
Strayer Education, Inc.	5,332	502,701
The Warnaco Group, Inc.*	19,535	1,140,844
The Wendy’s Co.	139,221	697,497
Thor Industries, Inc.	19,852	626,529

	Shares	Value
Toll Brothers, Inc.*	68,178	1,635,590
Tractor Supply Co.	34,593	3,132,742
Tupperware Brands Corp.	27,184	1,726,184
Under Armour, Inc. Cl A*	17,611	1,655,434
Valassis Communications, Inc.*	19,953	458,919
Wiley (John) & Sons, Inc. Cl A	22,415	1,066,730
Williams-Sonoma, Inc.	48,545	1,819,467
WMS Industries, Inc.*	26,485	628,489
		75,748,634
CONSUMER STAPLES (3.9%)
Church & Dwight Co., Inc.	68,467	3,367,892
Corn Products Int’l., Inc.	37,246	2,147,232
Energizer Hldgs., Inc.*	31,310	2,322,576
Flowers Foods, Inc.	52,855	1,076,656
Green Mountain Coffee Roasters, Inc.*	64,211	3,007,643
Lancaster Colony Corp.	9,504	631,636
Monster Beverage Corp.*	73,042	4,535,180
Post Hldgs., Inc.*	13,461	443,271
Ralcorp Hldgs., Inc.*	26,269	1,946,270
Ruddick Corp.	23,332	935,613
Smithfield Foods, Inc.*	76,704	1,689,789
Tootsie Roll Industries, Inc.	12,131	277,918
Universal Corp.	11,395	531,007
		22,912,683
ENERGY (5.8%)
Arch Coal, Inc.	98,073	1,050,362
Atwood Oceanics, Inc.*	26,843	1,204,982
Bill Barrett Corp.*	23,035	599,140
CARBO Ceramics, Inc.	9,000	949,050
Cimarex Energy Co.	41,327	3,118,949
Dresser-Rand Group, Inc.*	36,134	1,676,256
Dril-Quip, Inc.*	16,496	1,072,570
Energen Corp.	34,922	1,716,416
Forest Oil Corp.*	50,131	607,588
Helix Energy Solutions Group*	49,644	883,663
HollyFrontier Corp.	101,570	3,265,476
Northern Oil and Gas, Inc.*	32,106	665,878
Oceaneering Int’l., Inc.	51,337	2,766,551
Oil States International, Inc.*	25,008	1,952,124
Patriot Coal Corp.*	41,116	256,564
Patterson-UTI Energy, Inc.	75,703	1,308,905
Plains Exploration & Production Co.*	60,532	2,581,690
Quicksilver Resources, Inc.*	53,760	270,950
SM Energy Co.	30,135	2,132,654
Superior Energy Services, Inc.*	80,272	2,115,970
Tidewater, Inc.	26,243	1,417,647
Unit Corp.*	20,649	882,951
World Fuel Services Corp.	33,855	1,388,055
		33,884,391
FINANCIALS (19.9%)
Affiliated Managers Group, Inc.*	24,981	2,793,126
Alexandria Real Estate Equities, Inc.	29,173	2,133,421
Alleghany Corp.*	6,897	2,269,803
American Campus Communities, Inc.	34,998	1,565,111
American Financial Group, Inc.	35,861	1,383,517
Apollo Investment Corp.	94,058	674,396
Aspen Insurance Hldgs. Ltd.	32,747	914,951
Associated Banc-Corp.	77,353	1,079,848

	Shares	Value
Astoria Financial Corp.	37,379	368,557
BancorpSouth, Inc.	34,985	471,248
Bank of Hawaii Corp.	21,131	1,021,684
Berkley (W.R.) Corp.	53,175	1,920,681
BRE Properties, Inc.	36,420	1,841,031
Brown & Brown, Inc.	54,574	1,297,770
Camden Property Trust	37,516	2,466,677
Cathay General Bancorp	34,803	616,013
CBOE Holdings, Inc.	41,578	1,181,647
City National Corp.	19,779	1,037,804
Commerce Bancshares, Inc.	36,410	1,475,333
Corporate Office Pptys. Trust	33,224	771,129
Cullen/Frost Bankers, Inc.	28,199	1,640,900
Duke Realty Corp.	118,389	1,697,698
East West Bancorp, Inc.	66,692	1,539,918
Eaton Vance Corp.	54,049	1,544,720
Equity One, Inc.	27,943	565,007
Essex Property Trust, Inc.	16,610	2,516,581
Everest Re Group Ltd.	25,221	2,333,447
Federal Realty Investment Trust	30,313	2,933,995
Fidelity Nat’l. Financial, Inc. Cl A	107,567	1,939,433
First American Financial Corp.	51,611	858,291
First Niagara Financial Group, Inc.	156,644	1,541,377
FirstMerit Corp.	50,335	848,648
Fulton Financial Corp.	89,192	936,516
Gallagher (Arthur J.) & Co.	53,556	1,914,091
Greenhill & Co., Inc.	13,245	578,012
Hancock Hldg. Co.	39,031	1,385,991
Hanover Insurance Group, Inc.	21,299	875,815
HCC Insurance Hldgs., Inc.	49,590	1,545,720
Highwoods Properties, Inc.	33,271	1,108,590
Home Properties, Inc.	22,994	1,402,864
Hospitality Properties Trust	57,937	1,533,592
International Bancshares Corp.	24,071	509,102
Janus Capital Group, Inc.	84,982	757,190
Jefferies Group, Inc.	65,119	1,226,842
Jones Lang LaSalle, Inc.	19,851	1,653,787
Kemper Corp.	23,192	702,254
Liberty Property Trust	54,505	1,946,919
Mack-Cali Realty Corp.	41,309	1,190,525
Mercury General Corp.	17,323	757,708
MSCI, Inc. Cl A*	56,325	2,073,323
National Retail Pptys., Inc.	50,423	1,371,001
New York Community Bancorp, Inc.	199,817	2,779,454
Old Republic Int’l. Corp.	124,444	1,312,884
OMEGA Healthcare Investors, Inc.	48,755	1,036,531
Potlatch Corp.	19,147	600,067
Prosperity Bancshares, Inc.	21,692	993,494
Protective Life Corp.	37,173	1,101,064
Raymond James Financial, Inc.	51,061	1,865,258
Rayonier, Inc.	59,285	2,613,876
Realty Income Corp.	62,450	2,418,689
Regency Centers Corp.	41,003	1,823,813
Reinsurance Grp. of America, Inc.	33,752	2,007,231
SEI Investments Co.	65,516	1,355,526
Senior Housing Pptys. Trust	75,068	1,655,249
Signature Bank*	20,974	1,322,201
SL Green Realty Corp	40,465	3,138,061

	Shares	Value
StanCorp Financial Group, Inc.	20,242	828,707
SVB Financial Group*	19,606	1,261,450
Synovus Financial Corp.	360,143	738,293
Taubman Centers, Inc.	26,864	1,959,729
TCF Financial Corp.	67,352	800,815
The Macerich Co.	61,360	3,543,540
Trustmark Corp.	29,391	734,187
UDR, Inc.	106,635	2,848,221
Valley National Bancorp	85,893	1,112,314
Waddell & Reed Financial, Inc. Cl A	39,955	1,294,942
Washington Federal, Inc.	49,720	836,290
Webster Financial Corp.	34,083	772,662
Weingarten Realty Investors	54,928	1,451,747
Westamerica Bancorporation	13,108	629,184
		115,549,083
HEALTH CARE (9.9%)
Allscripts Healthcare Solutions, Inc.*	94,638	1,570,991
AMERIGROUP Corp.*	23,169	1,558,810
Bio-Rad Laboratories, Inc. Cl A*	9,488	983,811
Catalyst Health Solutions, Inc.*	24,472	1,559,601
Charles River Laboratories Int’l., Inc.*	23,415	845,047
Community Health Systems, Inc.*	42,228	939,151
Cooper Companies, Inc.	23,203	1,895,917
Covance, Inc.*	28,425	1,353,883
Endo Pharmaceuticals Hldgs., Inc.*	57,704	2,234,876
Gen-Probe, Inc.*	21,872	1,452,520
Health Management Associates, Inc. Cl A*	116,399	782,201
Health Net, Inc.*	40,100	1,592,772
Hill-Rom Hldgs., Inc.	28,995	968,723
HMS Hldgs. Corp.*	41,921	1,308,354
Hologic, Inc.*	123,857	2,669,118
IDEXX Laboratories, Inc.*	26,608	2,326,870
LifePoint Hospitals, Inc.*	23,212	915,481
Lincare Hldgs., Inc.	40,884	1,058,078
Masimo Corp.*	28,492	666,143
Medicis Pharmaceutical Corp. Cl A	27,976	1,051,618
Mednax, Inc.*	22,928	1,705,155
Mettler-Toledo Int’l., Inc.*	14,719	2,719,335
Omnicare, Inc.	54,247	1,929,566
Owens & Minor, Inc.	30,067	914,337
Regeneron Pharmaceuticals, Inc.*	33,533	3,910,618
ResMed, Inc.*	65,425	2,022,287
Schein (Henry), Inc.*	41,689	3,155,024
Steris Corp.	26,850	848,997
Techne Corp.	17,849	1,251,215
Teleflex, Inc.	19,154	1,171,267
Thoratec Corp.*	27,369	922,609
United Therapeutics Corp.*	25,066	1,181,361
Universal Health Svcs., Inc. Cl B	45,494	1,906,654
VCA Antech, Inc.*	41,410	961,126
Vertex Pharmaceuticals, Inc.*	98,579	4,042,725
WellCare Health Plans, Inc.*	20,613	1,481,662
		57,857,903
INDUSTRIALS (16.2%)
Acuity Brands, Inc.	19,777	1,242,589
AECOM Technology Corp.*	54,232	1,213,170
AGCO Corp.*	44,283	2,090,600
Alaska Air Group, Inc.*	33,526	1,200,901

	Shares	Value
Alexander & Baldwin, Inc.	19,093	925,056
Alliant TechSystems, Inc.	17,073	855,699
AMETEK, Inc.	76,024	3,687,924
BE Aerospace, Inc.*	48,889	2,271,872
Carlisle Cos., Inc.	28,707	1,433,053
Clarcor, Inc.	23,937	1,175,067
Clean Harbors, Inc.*	22,791	1,534,518
Con-way, Inc.	25,052	816,946
Copart, Inc.*	49,158	1,281,549
Corporate Executive Board Co.	15,783	678,827
Corrections Corp. of America*	46,572	1,271,881
Crane Co.	22,988	1,114,918
Deluxe Corp.	24,971	584,821
Donaldson Co., Inc.	71,462	2,553,337
Esterline Technologies Corp.*	14,950	1,068,327
Exelis, Inc.	87,388	1,094,098
Fortune Brands Home & Security, Inc.*	74,049	1,634,261
FTI Consulting, Inc.*	19,704	739,294
Gardner Denver, Inc.	23,939	1,508,636
GATX Corp.	22,082	889,905
General Cable Corp.*	23,193	674,452
Graco, Inc.	27,931	1,482,019
Granite Construction, Inc.	15,820	454,667
Harsco Corp.	36,226	849,862
HNI Corp.	21,170	587,468
Hubbell, Inc. Cl B	28,228	2,218,156
Hunt (J.B.) Transport Svcs., Inc.	41,505	2,256,627
Huntington Ingalls Industries, Inc.*	23,218	934,292
IDEX Corp.	39,017	1,643,786
ITT Corp.	45,512	1,044,045
JetBlue Airways Corp*	94,323	461,240
Kansas City Southern*	49,143	3,523,062
KBR, Inc.	67,763	2,408,975
Kennametal, Inc.	36,432	1,622,317
Kirby Corp.*	26,476	1,741,856
Korn/Ferry International*	21,915	367,076
Landstar System, Inc.	21,832	1,260,143
Lennox International, Inc.	23,727	956,198
Lincoln Electric Hldgs., Inc.	39,919	1,809,129
Manpower, Inc.	36,255	1,717,399
Miller (Herman), Inc.	28,204	647,564
Mine Safety Appliances Co.	14,065	577,790
MSC Industrial Direct Co., Inc. Cl A	21,777	1,813,589
Nordson Corp.	26,926	1,467,736
Oshkosh Corp.*	42,124	976,013
Pentair, Inc.	45,734	2,177,396
Regal-Beloit Corp.	19,300	1,265,115
Rollins, Inc.	30,918	657,935
Shaw Group, Inc.*	28,846	914,707
SPX Corp.	23,759	1,842,035
Terex Corp.*	48,516	1,091,610
The Brink’s Co.	22,834	545,048
Thomas & Betts Corp.*	25,070	1,802,784
Timken Co.	39,027	1,980,230
Towers Watson & Co. Cl A	23,617	1,560,375
Trinity Industries, Inc.	37,211	1,226,103
Triumph Group, Inc.	20,317	1,273,063
United Rentals, Inc.*	30,429	1,305,100

	Shares	Value
URS Corp.	37,755	1,605,343
UTI Worldwide, Inc.	48,278	831,830
Valmont Industries, Inc.	10,543	1,237,854
Wabtec Corp.	22,521	1,697,408
Waste Connections, Inc.	59,244	1,927,207
Watsco, Inc.	13,134	972,441
Werner Enterprises, Inc.	21,084	524,148
Woodward, Inc.	27,880	1,194,100
		93,994,542
INFORMATION TECHNOLOGY (16.0%)
ACI Worldwide, Inc.*	18,592	748,700
Acxiom Corp.*	36,600	537,288
Adtran, Inc.	32,465	1,012,583
Advent Software, Inc.*	15,113	386,893
Alliance Data Systems Corp.*	23,390	2,946,204
ANSYS, Inc.*	42,880	2,788,058
AOL, Inc.*	44,672	847,428
Arrow Electronics, Inc.*	52,828	2,217,191
Atmel Corp.*	219,928	2,168,490
Avnet, Inc.*	68,585	2,495,808
Broadridge Financial Solutions, Inc.	59,135	1,413,918
Cadence Design Systems, Inc.*	128,164	1,517,462
Ciena Corp.*	44,973	728,113
Compuware Corp.*	103,170	948,132
Concur Technologies, Inc.*	22,747	1,305,223
Convergys Corp.*	53,630	715,961
CoreLogic, Inc.*	49,005	799,762
Cree, Inc.*	53,360	1,687,777
Cypress Semiconductor Corp.*	74,861	1,170,077
Diebold, Inc.	29,932	1,152,981
DST Systems, Inc.	15,941	864,480
Equinix, Inc.*	21,915	3,450,517
FactSet Research Systems, Inc.	19,817	1,962,676
Fair Isaac Corp.	16,753	735,457
Fairchild Semiconductor Int’l., Inc.*	56,555	831,359
Gartner, Inc.*	43,256	1,844,436
Global Payments, Inc.	36,931	1,753,115
Henry (Jack) & Associates, Inc.	41,171	1,404,755
Informatica Corp.*	49,313	2,608,658
Ingram Micro, Inc. Cl A*	73,179	1,358,202
Integrated Device Technology, Inc.*	63,922	457,042
International Rectifier Corp.*	31,996	738,148
Intersil Corp. Cl A	61,196	685,395
Itron, Inc.*	19,214	872,508
Lam Research Corp.*	55,731	2,486,717
Lender Processing Svcs., Inc.	38,304	995,904
ManTech International Corp. Cl A	11,328	390,363
MEMC Electronic Materials, Inc.*	104,906	378,711
Mentor Graphics Corp.*	44,242	657,436
Micros Systems, Inc.*	37,661	2,082,277
Monster Worldwide, Inc.*	56,298	548,906
National Instruments Corp.	43,927	1,252,798
NCR Corp.*	76,112	1,652,392
NeuStar, Inc. Cl A*	31,725	1,181,756
Parametric Technology Corp.*	55,007	1,536,896
Plantronics, Inc.	20,181	812,487
Polycom, Inc.*	87,876	1,675,795
QLogic Corp.*	47,295	839,959

	Shares	Value
Quest Software, Inc.*	27,228	633,596
Rackspace Hosting, Inc.*	47,345	2,736,068
RF Micro Devices, Inc.*	130,418	649,482
Riverbed Technology, Inc.*	75,266	2,113,469
Rovi Corp.*	51,434	1,674,177
Semtech Corp.*	30,040	854,938
Silicon Laboratories, Inc.*	20,236	870,148
Skyworks Solutions, Inc.*	86,511	2,392,029
Solera Hldgs., Inc.	33,369	1,531,303
Synopsys, Inc.*	68,890	2,112,167
Tech Data Corp.*	19,772	1,072,829
Tellabs, Inc.	175,685	711,524
Tibco Software, Inc.*	79,358	2,420,419
Trimble Navigation Ltd.*	55,650	3,028,473
ValueClick, Inc.*	39,406	777,874
VeriFone Systems, Inc.*	51,812	2,687,488
Vishay Intertechnology, Inc.*	72,798	885,224
Wright Express Corp.*	18,613	1,204,819
Zebra Technologies Corp. Cl A*	24,121	993,303
		92,996,524
MATERIALS (6.2%)
Albemarle Corp.	41,711	2,666,167
AptarGroup, Inc.	31,169	1,707,126
Ashland, Inc.	36,696	2,240,658
Cabot Corp.	29,759	1,270,114
Carpenter Technology Corp.	21,058	1,099,859
Commercial Metals Co.	52,832	782,970
Compass Minerals Int’l., Inc.	15,915	1,141,742
Cytec Industries, Inc.	21,659	1,316,651
Domtar Corp.	17,500	1,669,150
Greif, Inc. Cl A	14,252	796,972
Intrepid Potash, Inc.*	24,585	598,153
Louisiana-Pacific Corp.*	57,691	539,411
Martin Marietta Materials, Inc.	21,424	1,834,537
Minerals Technologies, Inc.	8,435	551,733
NewMarket Corp.	4,959	929,317
Olin Corp.	38,479	836,918
Packaging Corp. of America	46,861	1,386,617
Reliance Steel & Aluminum Co.	34,005	1,920,602
Rock-Tenn Co. Cl A	35,664	2,409,460
RPM International, Inc.	61,764	1,617,599
Scotts Miracle-Gro Co. Cl A	18,798	1,018,100
Sensient Technologies Corp.	23,962	910,556
Silgan Hldgs., Inc.	23,272	1,028,622
Sonoco Products Co.	48,656	1,615,379
Steel Dynamics, Inc.	99,762	1,450,539
Valspar Corp.	44,040	2,126,692
Worthington Industries, Inc.	24,867	476,949
		35,942,593
TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	46,832	1,084,161
tw telecom inc*	71,255	1,579,011
		2,663,172
UTILITIES (5.4%)
Alliant Energy Corp.	58,600	2,538,552
Aqua America, Inc.	73,466	1,637,557
Atmos Energy Corp.	47,768	1,502,781
Black Hills Corp.	23,167	776,790

	Shares	Value
Cleco Corp.	32,088	1,272,289
Great Plains Energy, Inc.	70,342	1,425,832
Hawaiian Electric Industries, Inc.	50,636	1,283,623
Idacorp, Inc.	26,378	1,084,663
MDU Resources Group	97,608	2,185,443
National Fuel Gas Co.	44,278	2,130,657
NSTAR	54,768	2,663,368
NV Energy, Inc.	123,357	1,988,515
OGE Energy Corp.	50,764	2,715,874
PNM Resources, Inc.	42,355	775,097
Questar Corp.	92,763	1,786,615
UGI Corp.	59,416	1,619,086
Vectren Corp.	43,291	1,258,036
Westar Energy, Inc.	66,341	1,852,904
WGL Hldgs., Inc.	27,382	1,114,447
		31,612,129
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $461,758,850) 96.8%		563,161,654

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.08	05/10/12	2,000,000	1,999,833
U.S. GOVERNMENT AGENCIES (0.3%)
FNMA	A-1+	0.02	04/02/12	2,000,000	1,999,998
COMMERCIAL PAPER (2.4%)
General Electric Capital Corp.	A-1+	0.12	05/14/12	10,000,000	9,998,534
Illinois Tool Works, Inc.†	A-1	0.10	04/23/12	4,000,000	3,999,744
					13,998,278
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $17,998,109) 3.0%					17,998,109

TEMPORARY CASH INVESTMENTS (2) (Cost: $500,000) 0.1%					500,000

TOTAL INVESTMENTS (Cost: $480,256,959) 99.9%					581,659,763

OTHER NET ASSETS 0.1%					840,984

NET ASSETS 100.0%					$582,500,747

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (98.9%)
iShares MSCI EAFE Growth Index Fund	115,800	6,790,512
iShares MSCI EAFE Index Fund	161,500	8,866,350
iShares MSCI EAFE Value Index Fund	142,500	6,696,075
Vanguard MSCI EAFE ETF	1,160,600	39,495,218
Vanguard MSCI Europe ETF	261,100	12,034,099
Vanguard MSCI Pacific ETF	126,200	6,706,268
		80,588,522
TOTAL COMMON STOCKS (Cost: $78,837,266) 98.9%		80,588,522

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill	A-1+	0.06	06/28/12	500,000	499,922
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $499,922) 0.6%					499,922

TOTAL INVESTMENTS (Cost: $79,337,188) 99.5%					81,088,444

OTHER NET ASSETS 0.5%					406,439

NET ASSETS 100.0%					$81,494,883

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.2%)
Abercrombie & Fitch Co. Cl A	6,130	304,109
Amazon.com, Inc.*	6,415	1,299,102
BorgWarner, Inc.*	3,653	308,094
Darden Restaurants, Inc.	9,505	486,276
Discovery Communications, Inc. Cl A*	8,599	435,109
Disney (Walt) Co.	25,533	1,117,835
Ford Motor Co.	47,968	599,120
Johnson Controls, Inc.	9,312	302,454
Macy’s, Inc.	17,626	700,281
Starbucks Corp.	37,714	2,107,835
Target Corp.	7,079	412,493
Time Warner Cable, Inc.	9,549	778,244
Time Warner, Inc.	16,076	606,869
Urban Outfitters, Inc.*	11,508	334,998
Viacom, Inc. Cl B	18,234	865,386
		10,658,205
CONSUMER STAPLES (5.8%)
Estee Lauder Cos., Inc. Cl A	11,356	703,391
J.M. Smucker Co.	10,333	840,693
Kraft Foods, Inc. Cl A	15,514	589,687
PepsiCo, Inc.	17,531	1,163,182
Philip Morris Int’l., Inc.	22,892	2,028,460
Proctor & Gamble Co.	28,418	1,909,974
Tyson Foods, Inc. Cl A	43,674	836,357
Wal-Mart Stores, Inc.	31,370	1,919,844
		9,991,588
ENERGY (7.4%)
Anadarko Petroleum Corp.	12,315	964,757
Apache Corp.	8,426	846,307
Chevron Corp.	11,238	1,205,163
EOG Resources, Inc.	6,033	670,266
Exxon Mobil Corp.	45,484	3,944,827
Halliburton Co.	28,019	929,951
Hess Corp.	8,150	480,443
National Oilwell Varco, Inc.	12,603	1,001,560
Noble Energy, Inc.	10,789	1,054,948
Occidental Petroleum Corp.	13,269	1,263,607
Range Resources Corp.	7,078	411,515
		12,773,344
FINANCIALS (9.5%)
American Tower Corp.	19,306	1,216,664
Aon Corp.	8,206	402,586
Bank of America Corp.	93,887	898,499
BB&T Corp.	25,940	814,257
Berkshire Hathaway, Inc. Cl B*	15,664	1,271,134
Capital One Financial Corp.	25,468	1,419,586
Citigroup, Inc.	24,722	903,589
Franklin Resources, Inc.	3,272	405,826
Goldman Sachs Group, Inc.	8,762	1,089,730
JPMorgan Chase & Co.	56,291	2,588,260
MetLife, Inc.	25,576	955,264
PNC Financial Svcs. Grp., Inc.	11,413	736,024
Simon Property Group, Inc.	9,118	1,328,310
Wells Fargo & Co.	69,531	2,373,788
		16,403,517

HEALTH CARE (6.4%)
Abbott Laboratories	7,165	439,143
Celgene Corp.*	11,824	916,596
Express Scripts, Inc.*	7,221	391,234
Forest Laboratories, Inc.*	28,510	989,012
Gilead Sciences, Inc.*	17,143	837,436
McKesson Corp.	9,738	854,704
Merck & Co., Inc.	39,168	1,504,051
Mylan, Inc.*	38,191	895,579
Pfizer, Inc.	88,677	2,009,421
St. Jude Medical, Inc.	9,624	426,439
Stryker Corp.	6,476	359,288
UnitedHealth Group, Inc.	17,636	1,039,466
WellPoint, Inc.	5,721	422,210
		11,084,579
INDUSTRIALS (6.7%)
Boeing Co.	18,817	1,399,420
Caterpillar, Inc.	13,700	1,459,324
Cummins, Inc.	9,556	1,147,102
Expeditors Int’l. of Wash.	17,554	816,437
FedEx Corp.	9,571	880,149
General Electric Co.	110,675	2,221,247
Precision Castparts Corp.	7,503	1,297,269
Robert Half Int’l., Inc.	18,247	552,884
Roper Industries, Inc.	9,895	981,188
Union Pacific Corp.	6,694	719,471
		11,474,491
INFORMATION TECHNOLOGY (12.5%)
Altera Corp.	7,187	286,186
Apple, Inc.*	9,623	5,768,701
Automatic Data Processing, Inc.	11,422	630,380
Cisco Systems, Inc.	25,505	539,431
EMC Corp.*	28,239	843,781
F5 Networks, Inc.*	2,433	328,358
Google, Inc. Cl A*	2,552	1,636,444
Harris Corp.	4,066	183,295
Int’l. Business Machines Corp.	11,258	2,348,982
Intel Corp.	33,893	952,732
KLA-Tencor Corp.	13,095	712,630
Microsoft Corp.	58,119	1,874,338
NetApp, Inc.*	10,844	485,486
Nortel Networks Corp.*	6,040	109
Oracle Corp.	42,975	1,253,151
QUALCOMM, Inc.	20,694	1,407,606
Salesforce.com, inc.*	8,036	1,241,642
Texas Instruments, Inc.	23,756	798,439
Yahoo!, Inc.*	19,883	302,619
		21,594,310
MATERIALS (2.4%)
Ball Corp.	15,144	649,375
Dow Chemical Co.	20,378	705,894
Eastman Chemical Co.	21,958	1,135,009
FMC Corp.	8,725	923,629
Freeport-McMoRan Copper & Gold, Inc.	20,787	790,737
		4,204,644
TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.	56,840	1,775,113
CenturyLink, Inc.	12,589	486,565
Sprint Nextel Corp.*	167,875	478,444
		2,740,122

UTILITIES (1.7%)
Dominion Resources, Inc.	17,411	891,617
Edison International	10,069	428,033
Entergy Corp.	2,723	182,986
PPL Corp.	11,172	315,721
Public Svc. Enterprise Group, Inc.	19,623	600,660
Sempra Energy	9,159	549,174
		2,968,191
TOTAL COMMON STOCKS (Cost: $83,360,351) 60.2%		103,892,991

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.3%)
U.S. Treasury Strip	AA+	0.00	08/15/21	300,000	242,174
U.S. Treasury Strip	AA+	0.00	11/15/21	11,050,000	8,829,674
					9,071,848
U.S. GOVERNMENT AGENCIES (13.0%)
MORTGAGE-BACKED OBLIGATIONS (13.0%)
FHARM	AA+	4.64	09/01/39	167,773	179,157
FHARM	AA+	5.22	04/01/37	164,878	173,930
FHARM	AA+	5.24	02/01/36	128,529	137,150
FHARM	AA+	5.43	05/01/37	192,832	208,052
FHARM	AA+	5.77	03/01/37	94,508	102,271
FHLMC	AA+	4.00	02/01/25	219,263	231,661
FHLMC	AA+	4.00	03/01/41	515,118	539,688
FHLMC	AA+	4.00	07/01/41	393,599	412,126
FHLMC	AA+	4.50	08/01/34	201,927	214,583
FHLMC	AA+	4.50	08/15/35	217,780	238,965
FHLMC	AA+	5.00	02/01/26	100,723	109,110
FHLMC	AA+	5.50	01/15/32	190,000	199,634
FHLMC	AA+	5.50	07/01/32	206,124	225,253
FHLMC	AA+	5.50	05/01/33	255,151	279,469
FHLMC	AA+	5.50	06/01/37	252,941	275,704
FHLMC	AA+	6.00	03/15/32	159,793	178,918
FNMA	AA+	3.50	01/01/32	494,468	511,891
FNMA	AA+	4.00	05/01/19	115,640	123,570
FNMA	AA+	4.00	10/01/30	469,468	497,837
FNMA	AA+	4.00	06/01/39	303,228	318,131
FNMA	AA+	4.00	11/01/40	414,340	434,704
FNMA	AA+	4.00	05/01/41	351,185	377,288
FNMA	AA+	4.50	05/01/18	146,677	157,721
FNMA	AA+	4.50	05/01/30	309,294	331,633
FNMA	AA+	4.50	04/01/31	304,702	326,915
FNMA	AA+	4.50	08/01/33	189,026	201,493
FNMA	AA+	4.50	09/01/33	363,388	387,356
FNMA	AA+	4.50	06/01/34	251,158	267,528
FNMA	AA+	4.50	08/01/35	314,624	335,031
FNMA	AA+	4.50	12/01/35	256,384	273,014
FNMA	AA+	4.50	05/01/39	347,581	369,800
FNMA	AA+	4.50	05/01/39	260,019	276,641
FNMA	AA+	4.50	05/01/40	363,894	396,090
FNMA	AA+	5.00	04/01/18	299,467	325,057
FNMA	AA+	5.00	06/01/33	353,292	382,524
FNMA	AA+	5.00	10/01/33	271,627	294,102
FNMA	AA+	5.00	11/01/33	694,875	752,371
FNMA	AA+	5.00	11/01/33	229,433	248,416
FNMA	AA+	5.00	03/01/34	112,179	121,461
FNMA	AA+	5.00	04/01/34	135,953	147,138
FNMA	AA+	5.00	09/01/35	175,806	190,105

FNMA	AA+	5.00	11/25/35	300,000	335,436
FNMA	AA+	5.00	05/01/39	349,336	386,117
FNMA	AA+	5.50	04/01/17	18,905	20,627
FNMA	AA+	5.50	05/01/17	10,578	11,541
FNMA	AA+	5.50	06/01/17	4,942	5,392
FNMA	AA+	5.50	03/01/34	91,878	100,969
FNMA	AA+	5.50	05/01/34	701,019	769,178
FNMA	AA+	5.50	07/01/34	159,010	174,470
FNMA	AA+	5.50	09/01/34	299,187	328,790
FNMA	AA+	5.50	09/01/34	171,627	188,314
FNMA	AA+	5.50	10/01/34	119,946	131,608
FNMA	AA+	5.50	02/01/35	206,636	226,727
FNMA	AA+	5.50	02/01/35	156,282	171,062
FNMA	AA+	5.50	08/01/35	92,690	101,456
FNMA	AA+	5.50	08/01/37	92,216	100,562
FNMA	AA+	5.50	11/01/38	131,304	141,424
FNMA	AA+	5.50	06/01/48	149,122	161,454
FNMA	AA+	6.00	03/01/17	8,829	9,561
FNMA	AA+	6.00	05/01/23	72,049	80,751
FNMA	AA+	6.00	03/01/32	10,397	11,615
FNMA	AA+	6.00	04/01/32	49,841	55,681
FNMA	AA+	6.00	04/01/32	26,002	29,048
FNMA	AA+	6.00	05/01/32	48,923	54,655
FNMA	AA+	6.00	04/01/33	210,060	234,671
FNMA	AA+	6.00	05/01/33	144,929	161,909
FNMA	AA+	6.00	06/01/34	113,519	126,270
FNMA	AA+	6.00	09/01/34	59,897	66,624
FNMA	AA+	6.00	10/01/34	108,121	120,265
FNMA	AA+	6.00	11/01/34	125,016	139,058
FNMA	AA+	6.00	12/01/36	191,367	211,395
FNMA	AA+	6.00	01/01/37	171,691	189,660
FNMA	AA+	6.00	04/01/37	104,917	115,045
FNMA	AA+	6.00	05/01/37	91,246	100,054
FNMA	AA+	6.00	06/01/37	171,441	187,991
FNMA	AA+	6.00	10/25/44	179,272	200,197
FNMA	AA+	6.00	02/25/47	162,202	181,824
FNMA	AA+	6.00	12/25/49	153,704	172,906
FNMA	AA+	6.50	09/01/16	10,650	11,737
FNMA	AA+	6.50	03/01/17	22,221	24,566
FNMA	AA+	6.50	05/01/17	4,345	4,804
FNMA	AA+	6.50	06/01/17	28,251	31,232
FNMA	AA+	6.50	04/01/32	14,989	17,072
FNMA	AA+	6.50	05/01/32	61,446	69,985
FNMA	AA+	6.50	05/01/32	46,405	52,854
FNMA	AA+	6.50	07/01/32	25,905	29,505
FNMA	AA+	6.50	07/01/34	114,252	129,523
FNMA	AA+	6.50	05/01/37	148,270	166,558
FNMA	AA+	6.50	09/01/37	128,598	144,460
FNMA	AA+	7.00	09/01/31	19,879	23,047
FNMA	AA+	7.00	11/01/31	21,957	25,457
FNMA	AA+	7.00	04/01/32	21,280	24,668
FNMA	AA+	7.50	06/01/31	14,861	17,356
FNMA	AA+	7.50	02/01/32	11,949	13,983
FNMA	AA+	7.50	04/01/32	20,000	23,414
FNMA	AA+	7.50	06/01/32	14,305	16,747
FNMA	AA+	8.00	03/01/31	8,577	10,137
FNMA	AA+	8.00	04/01/32	14,307	16,959
FNMA	AA+	8.00	04/01/32	2,589	3,058
GNMA (3)	AA+	3.50	09/20/33	417,464	438,355
GNMA (3)	AA+	3.50	01/20/37	441,150	461,255

GNMA (3)	AA+	4.00	08/15/41	414,967	446,378
GNMA (3)	AA+	4.00	01/15/42	498,561	535,832
GNMA (3)	AA+	4.50	10/15/40	379,974	414,695
GNMA (3)	AA+	5.00	10/15/24	394,366	432,702
GNMA (3)	AA+	5.00	04/15/39	329,265	364,051
GNMA (3)	AA+	5.00	06/20/39	229,415	259,798
GNMA (3)	AA+	5.00	11/15/39	284,248	314,278
GNMA (3)	AA+	6.50	04/15/31	6,799	7,904
GNMA (3)	AA+	6.50	10/15/31	9,858	11,460
GNMA (3)	AA+	6.50	12/15/31	8,458	9,832
GNMA (3)	AA+	6.50	05/15/32	11,983	13,885
GNMA (3)	AA+	7.00	05/15/31	7,337	8,725
GNMA (3)	AA+	7.00	09/15/31	6,537	7,774
GNMA (3)	AA+	7.00	09/15/31	2,409	2,864
GNMA (3)	AA+	7.00	05/15/32	3,538	4,178
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	357,478	398,954
					22,547,837
CORPORATE DEBT (18.4%)
CONSUMER DISCRETIONARY (2.3%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	250,000	278,687
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	259,257
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	500,000	501,084
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	257,476
Home Depot, Inc.	A-	5.40	03/01/16	500,000	576,998
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	104,217
Kohl’s Corp.	BBB+	4.00	11/01/21	100,000	103,161
Marriott International, Inc.	BBB	5.63	02/15/13	500,000	519,269
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	268,999
Scholastic Corp.	BB-	5.00	04/15/13	500,000	507,500
Tupperware Brands Corp.	BBB-	4.75	06/01/21	250,000	254,297
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	277,150
					3,908,095
CONSUMER STAPLES (0.7%)
Avon Products, Inc.	BBB	4.20	07/15/18	150,000	154,824
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	250,000	263,693
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	293,202
Kroger Co.	BBB	4.95	01/15/15	500,000	549,152
					1,260,871
ENERGY (4.1%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	322,883
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	547,264
Enbridge, Inc.	A-	5.80	06/15/14	100,000	109,162
Kinder Morgan, Inc.	BB	5.15	03/01/15	500,000	525,000
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	255,908
Noble Drilling Corp.	BBB+	7.50	03/15/19	800,000	990,376
Seacor Hldgs., Inc.	BB+	7.38	10/01/19	250,000	264,053
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,977,025
Sunoco, Inc.	BB+	4.88	10/15/14	500,000	521,709
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	553,504
					7,066,884
FINANCIALS (6.3%)
Aflac, Inc.	A-	4.00	02/15/22	150,000	151,236
Alleghany Corp.	BBB	5.63	09/15/20	300,000	308,246
Ally Financial, Inc.	B+	0.00	12/01/12	2,500,000	2,418,750
Bank of America Corp.	A-	3.70	09/01/15	250,000	252,341
Barrick N.A. Finance LLC	A-	4.40	05/30/21	250,000	263,515
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	288,751
Block Financial LLC	BBB	5.13	10/30/14	250,000	258,670
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	530,307
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	280,935

Duke Realty LP	BBB-	4.63	05/15/13	250,000	257,952
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	563,849
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,511,649
First Industrial LP	BB-	6.88	04/15/12	250,000	250,304
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	265,161
HCP, Inc.	BBB	5.65	12/15/13	250,000	265,240
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	275,918
Markel Corp.	BBB	6.80	02/15/13	250,000	257,535
Morgan Stanley	A-	4.00	07/24/15	250,000	248,795
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	100,000	98,625
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	109,007
ProLogis LP	BBB-	6.63	05/15/18	150,000	170,751
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	265,469
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	258,205
Reckson Operating Partnership LP	BBB-	6.00	03/31/16	100,000	106,280
Regency Centers LP	BBB	4.95	04/15/14	250,000	261,403
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	249,796
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	200,000	201,793
Zions Bancorporation	BB+	5.65	05/15/14	397,000	412,272
					10,782,755
HEALTH CARE (1.3%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	290,258
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	204,642
CIGNA Corp.	BBB	2.75	11/15/16	250,000	253,118
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	563,203
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	255,130
PerkinElmer, Inc.	BBB	5.00	11/15/21	100,000	104,422
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	272,676
WellPoint, Inc.	A-	4.35	08/15/20	250,000	270,599
					2,214,048
INDUSTRIALS (1.2%)
CSX Corp.	BBB	6.25	04/01/15	250,000	288,140
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	500,000	512,500
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	258,140
Masco Corp.	BBB-	5.88	07/15/12	500,000	503,807
Pentair, Inc.	BBB-	5.00	05/15/21	250,000	261,763
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	250,000	249,749
					2,074,099
INFORMATION TECHNOLOGY (0.1%)
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	105,415

MATERIALS (1.1%)
Geon Co.	BB-	7.50	12/15/15	1,000,000	1,030,000
Teck Resources Ltd.	BBB	4.75	01/15/22	300,000	317,599
Temple-Inland, Inc.	BBB	7.88	05/01/12	228,000	229,075
Vulcan Materials Co.	BB	7.00	06/15/18	250,000	268,125
					1,844,799
TELECOMMUNICATION SERVICES (0.3%)
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	525,039

UTILITIES (1.0%)
AmerenEnergy Generating Co.	BB-	6.30	04/01/20	250,000	206,250
Constellation Energy	BBB-	5.15	12/01/20	340,000	374,423
Entergy Corp.	BBB-	5.13	09/15/20	250,000	251,816
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	258,219
Progress Energy, Inc.	A	5.25	12/15/15	500,000	571,915
					1,662,623
TOTAL LONG-TERM DEBT SECURITIES (Cost: $58,429,112) 36.7%					63,064,313

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.7%)
U.S. Treasury Bill	A-1+	0.06	06/28/12	3,000,000	2,999,529
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,999,534) 1.7%					2,999,529

TEMPORARY CASH INVESTMENTS (2) (Cost: $2,160,000) 1.3%					2,160,000

TOTAL INVESTMENTS (Cost: $146,948,997) 99.9%					172,116,833

OTHER NET ASSETS 0.1%					189,366

NET ASSETS 100.0%					$172,306,199

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.3%)	5,154,815	7,239,829
Equity Index Fund (22.2%)	2,354,610	5,476,265
Mid-Cap Equity Index Fund (5.8%)	870,278	1,417,553
Mid-Term Bond Fund (36.5%)	8,466,828	9,014,742
Money Market Fund (6.2%)	1,267,542	1,523,475
TOTAL INVESTMENTS (Cost: $23,535,236) 100.0%		24,671,864
OTHER NET ASSETS		—

NET ASSETS 100.0%		$24,671,864

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.0%)	3,577,937	5,025,137
Equity Index Fund (27.0%)	2,432,890	5,658,326
International Fund (3.5%)	1,098,605	730,953
Mid-Cap Equity Index Fund (15.9%)	2,044,073	3,329,488
Mid-Term Bond Fund (25.5%)	5,037,078	5,363,043
Money Market Fund (4.1%)	722,057	867,849
TOTAL INVESTMENTS (Cost: $19,020,443) 100.0%		20,974,796
OTHER NET ASSETS		—

NET ASSETS 100.0%		$20,974,796

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.1%)	17,407,498	24,448,465
Equity Index Fund (31.8%)	13,868,066	32,253,834
International Fund (6.8%)	10,411,044	6,926,946
Mid-Cap Equity Index Fund (12.3%)	7,646,897	12,455,648
Mid-Term Bond Fund (17.1%)	16,323,555	17,379,902
Money Market Fund (3.4%)	2,860,588	3,438,178
Small Cap Growth Fund (2.3%)	1,792,726	2,310,642
Small Cap Value Fund (2.2%)	1,713,086	2,208,122
TOTAL INVESTMENTS (Cost: $88,388,325) 100.0%		101,421,737
OTHER NET ASSETS		—

NET ASSETS 100.0%		$101,421,737

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.0%)	22,453,690	31,535,736
Equity Index Fund (35.9%)	21,216,754	49,345,142
International Fund (8.0%)	16,447,573	10,943,327
Mid-Cap Equity Index Fund (12.0%)	10,069,881	16,402,325
Mid-Term Bond Fund (12.4%)	16,015,418	17,051,824
Small Cap Growth Fund (4.4%)	4,696,888	6,053,809
Small Cap Value Fund (4.3%)	4,514,302	5,818,813
TOTAL INVESTMENTS (Cost: $119,580,883) 100.0%		137,150,976
OTHER NET ASSETS		—

NET ASSETS 100.0%		$137,150,976

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.4%)	17,285,908	24,277,695
Equity Index Fund (40.1%)	21,655,280	50,365,050
International Fund (7.9%)	14,846,016	9,877,737
Mid-Cap Equity Index Fund (16.1%)	12,354,199	20,123,137
Mid-Term Bond Fund (5.9%)	6,923,964	7,372,034
Small Cap Growth Fund (5.4%)	5,273,871	6,797,481
Small Cap Value Fund (5.2%)	5,074,016	6,540,270
TOTAL INVESTMENTS (Cost: $107,084,601) 100.0%		125,353,404
OTHER NET ASSETS		—

NET ASSETS 100.0%		$125,353,404

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.7%)	13,972,351	19,623,873
Equity Index Fund (41.2%)	18,501,120	43,029,221
International Fund (8.7%)	13,663,948	9,091,253
Mid-Cap Equity Index Fund (18.7%)	11,962,324	19,484,832
Small Cap Growth Fund (6.5%)	5,226,945	6,736,998
Small Cap Value Fund (6.2%)	5,029,803	6,483,280
TOTAL INVESTMENTS (Cost: $88,259,484) 100.0%		104,449,457
OTHER NET ASSETS		—

NET ASSETS 100.0%		$104,449,457

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.3%)	7,164,223	10,062,001
Equity Index Fund (40.9%)	14,444,760	33,595,089
International Fund (10.4%)	12,842,938	8,544,997
Mid-Cap Equity Index Fund (21.7%)	10,932,585	17,807,542
Small Cap Growth Fund (7.5%)	4,763,671	6,139,886
Small Cap Value Fund (7.2%)	4,581,467	5,905,387
TOTAL INVESTMENTS (Cost: $68,735,534) 100.0%		82,054,902
OTHER NET ASSETS		—

NET ASSETS 100.0%		$82,054,902

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.0%)	5,273,358	7,406,320
Equity Index Fund (35.8%)	11,364,978	26,432,245
International Fund (12.2%)	13,486,939	8,973,481
Mid-Cap Equity Index Fund (25.3%)	11,440,845	18,635,420
Small Cap Growth Fund (8.5%)	4,879,844	6,289,621
Small Cap Value Fund (8.2%)	4,695,984	6,052,997
TOTAL INVESTMENTS (Cost: $61,913,644) 100.0%		73,790,084
OTHER NET ASSETS		—

NET ASSETS 100.0%		$73,790,084

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.2%)	5,922,033	8,317,371
Equity Index Fund (35.9%)	14,009,760	32,583,382
International Fund (13.1%)	17,898,639	11,908,788
Mid-Cap Equity Index Fund (21.0%)	11,702,921	19,062,303
Small Cap Growth Fund (10.6%)	7,472,287	9,631,016
Small Cap Value Fund (10.2%)	7,207,459	9,290,220
TOTAL INVESTMENTS (Cost: $76,406,781) 100.0%		90,793,080
OTHER NET ASSETS		—

NET ASSETS 100.0%		$90,793,080

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.9%)	14,867,226	20,880,707
Equity Index Fund (28.2%)	8,774,087	20,406,447
Mid-Term Bond Fund (42.9%)	29,145,670	31,031,774
TOTAL INVESTMENTS (Cost: $66,558,439) 100.0%		72,318,928
OTHER NET ASSETS		—

NET ASSETS 100.0%		$72,318,928

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.6%)	39,280,319	55,168,383
Equity Index Fund (38.0%)	32,690,713	76,030,851
Mid-Cap Equity Index Fund (16.1%)	19,673,553	32,045,266
Mid-Term Bond Fund (18.3%)	34,217,151	36,431,445
TOTAL INVESTMENTS (Cost: $172,879,377) 100.0%		199,675,945
OTHER NET ASSETS		—

NET ASSETS 100.0%		$199,675,945

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.1%)	27,767,607	38,999,020
Equity Index Fund (47.2%)	35,752,450	83,151,725
Mid-Cap Equity Index Fund (20.6%)	22,296,820	36,318,175
Small Cap Growth Fund (5.1%)	6,974,489	8,989,405
Small Cap Value Fund (5.0%)	6,878,152	8,865,752
TOTAL INVESTMENTS (Cost: $151,248,628) 100.0%		176,324,077
OTHER NET ASSETS		—

NET ASSETS 100.0%		$176,324,077

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (20.3%)
U.S. Treasury Bill	A-1+	0.08	05/10/12	3,000,000	2,999,896
U.S. Treasury Bill	A-1+	0.09	05/10/12	2,000,000	1,999,945
U.S. Treasury Bill	A-1+	0.09	05/10/12	4,000,000	3,999,874
U.S. Treasury Bill	A-1+	0.09	05/24/12	6,000,000	5,999,876
U.S. Treasury Bill	A-1+	0.10	05/24/12	5,000,000	4,999,890
					19,999,481
U.S. GOVERNMENT AGENCIES (9.6%)
FHLB	A-1+	0.09	05/02/12	3,000,000	2,999,894
FHLMC	A-1+	0.10	04/16/12	1,000,000	999,956
FHLMC	A-1+	0.10	05/14/12	3,500,000	3,499,767
FNMA	A-1+	0.10	05/14/12	1,350,000	1,349,884
FNMA	A-1+	0.11	06/13/12	600,000	599,961
					9,449,462
COMMERCIAL PAPER (68.9%)
Archer-Daniels-Midland Co.†	A-1	0.11	04/24/12	3,900,000	3,899,714
Baker Hughes, Inc.†	A-1	0.12	04/13/12	600,000	599,974
Baker Hughes, Inc.†	A-1	0.14	04/11/12	3,300,000	3,299,859
Coca-Cola Co.†	A-1	0.09	04/12/12	500,000	499,985
Coca-Cola Co.†	A-1	0.11	04/30/12	2,800,000	2,798,985
Danaher Corp.†	A-1	0.12	04/09/12	1,000,000	999,970
Danaher Corp.†	A-1	0.13	05/04/12	2,900,000	2,899,644
Deere & Co.†	A-1	0.12	04/26/12	3,900,000	3,899,662
Dell, Inc.†	A-1	0.14	05/18/12	2,800,000	2,799,477
Dell, Inc.†	A-1	0.17	07/09/12	1,100,000	1,098,210
Du Pont (EI) de Nemours & Co.†	A-1	0.12	04/11/12	1,000,000	999,963
Du Pont (EI) de Nemours & Co.†	A-1	0.14	04/27/12	2,900,000	2,899,695
Emerson Electric Co.†	A-1	0.08	04/09/12	2,000,000	1,999,960
Emerson Electric Co.†	A-1	0.12	05/14/12	1,900,000	1,899,721
General Electric Capital Corp.	A-1+	0.13	06/01/12	3,700,000	3,699,159
General Electric Capital Corp.	A-1+	0.15	04/30/12	200,000	199,976
Honeywell International†	A-1	0.12	06/26/12	3,900,000	3,894,757
Illinois Tool Works, Inc.†	A-1	0.10	04/27/12	1,200,000	1,199,910
Illinois Tool Works, Inc.†	A-1	0.12	04/02/12	2,000,000	1,999,987
Illinois Tool Works, Inc.†	A-1	0.14	04/02/12	700,000	699,995
Kimberly-Clark Worldwide†	A-1	0.14	04/10/12	960,000	959,963
Nestle Capital Corp.†	A-1+	0.10	05/08/12	750,000	749,874
Nestle Capital Corp.†	A-1+	0.10	05/11/12	3,100,000	3,099,647
Novartis Finance Corp.†	A-1+	0.13	04/04/12	1,000,000	999,986
Novartis Finance Corp.†	A-1+	0.13	04/05/12	572,000	571,990
Pfizer, Inc.†	A-1+	0.11	04/19/12	3,900,000	3,899,774
Private Export Funding Corp.†	A-1	0.12	05/22/12	3,900,000	3,897,738
Procter & Gamble Co.†	A-1+	0.10	05/01/12	900,000	899,923
Procter & Gamble Co.†	A-1+	0.13	06/06/12	2,100,000	2,099,246
Procter & Gamble Co.†	A-1+	0.14	06/11/12	1,000,000	999,615
Sysco Corp.†	A-1	0.13	04/09/12	500,000	499,984
Toyota Motor Credit Corp.	A-1+	0.14	05/08/12	900,000	899,879
Toyota Motor Credit Corp.	A-1+	0.15	05/08/12	900,000	899,966
Toyota Motor Credit Corp.	A-1+	0.23	05/08/12	2,100,000	2,100,156
Unilever Capital Corp.†	A-1	0.12	05/21/12	2,950,000	2,949,498
					67,815,842
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $97,269,750) 98.8%					97,264,785

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,206,800) 1.2%					1,206,800

	Rating**	Rate(%)	Maturity	Face Amount	Value
TOTAL INVESTMENTS (Cost: $98,476,550) 100.0%					98,471,585

OTHER NET ASSETS 0.0% (4)					$71

NET ASSETS 100.0%					$98,471,656

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (42.9%)
U.S. Treasury Note	AAA	1.00	10/31/16	5,000,000	5,012,500
U.S. Treasury Note	AAA	1.25	08/31/15	9,000,000	9,190,548
U.S. Treasury Note	AAA	1.88	06/30/15	5,000,000	5,204,295
U.S. Treasury Note	AAA	1.88	10/31/17	5,000,000	5,174,610
U.S. Treasury Note	AAA	2.25	11/30/17	3,500,000	3,692,227
U.S. Treasury Note	AAA	2.38	03/31/16	3,500,000	3,717,382
U.S. Treasury Note	AAA	2.50	03/31/15	3,000,000	3,174,375
U.S. Treasury Note	AAA	2.50	06/30/17	2,000,000	2,139,532
U.S. Treasury Note	AAA	3.00	02/28/17	17,500,000	19,151,558
U.S. Treasury Note	AAA	3.13	05/15/19	3,000,000	3,303,516
U.S. Treasury Note	AAA	3.25	05/31/16	10,000,000	10,984,380
U.S. Treasury Note	AAA	3.25	07/31/16	7,000,000	7,702,184
U.S. Treasury Strip	AAA	0.00	08/15/17	15,000,000	14,038,930
U.S. Treasury Strip	AAA	0.00	11/15/17	5,000,000	4,644,575
U.S. Treasury Strip	AAA	0.00	08/15/18	55,000,000	49,925,695
					147,056,307
U.S. GOVERNMENT AGENCIES (13.7%)
MORTGAGE-BACKED OBLIGATIONS (0.1%)
FHLMC	AAA	5.00	06/15/17	210,377	211,005
FHLMC	AAA	6.00	02/01/19	5,908	6,591
FHLMC	AAA	6.50	04/01/14	19,476	20,268
FHLMC	AAA	7.00	02/01/14	7,509	7,856
FHLMC	AAA	7.50	03/15/21	9,219	10,626
FHLMC	AAA	8.00	09/01/18	1,546	1,568
FHLMC	AAA	8.50	09/01/17	2,342	2,381
FNMA	AAA	6.00	09/01/12	101	101
FNMA	AAA	6.50	08/01/13	2,920	3,037
FNMA	AAA	8.00	06/01/17	339	340
					263,773
NON-MORTGAGE-BACKED OBLIGATIONS (13.6%)
FFCB	AAA	4.95	10/10/14	12,500,000	13,827,384
FFCB	AAA	5.10	08/05/13	5,000,000	5,316,975
FHLB	AA+	1.38	05/28/14	17,000,000	17,362,282
FNMA	AAA	1.25	02/27/14	10,000,000	10,180,840
					46,687,481
CORPORATE DEBT (41.2%)
CONSUMER DISCRETIONARY (3.0%)
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	725,919
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,094,411
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,060,664
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	1,060,505
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	500,000	501,084
Home Depot, Inc.	A-	5.40	03/01/16	250,000	288,499
Hyatt Hotels Corp.†	BBB	5.75	08/15/15	200,000	219,780
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	263,593
Kohl’s Corp.	BBB+	4.00	11/01/21	1,000,000	1,031,612
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	750,000	771,803
Marriott International, Inc.	BBB	5.63	02/15/13	750,000	778,903
Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	521,386
Scholastic Corp.	BB-	5.00	04/15/13	250,000	253,750
Starwood Hotels & Resorts	BBB-	6.25	02/15/13	217,000	225,680
Whirlpool Corp.	BBB-	5.50	03/01/13	850,000	880,991
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	554,299
					10,232,879
CONSUMER STAPLES (3.2%)
Anheuser-Busch Cos., Inc.	A-	4.38	01/15/13	1,000,000	1,028,006

Anheuser-Busch Cos., Inc.	A-	4.70	04/15/12	100,000	100,120
Avon Products, Inc.	BBB	4.20	07/15/18	1,800,000	1,857,893
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,000,000
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,038,063
Clorox Co.	BBB+	5.00	03/01/13	500,000	519,030
Clorox Co.	BBB+	5.00	01/15/15	300,000	326,290
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	275,000	290,062
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	586,405
Dr. Pepper Snapple Group, Inc.	BBB	2.60	01/15/19	150,000	149,363
Hershey Co.	A	4.85	08/15/15	500,000	562,525
Hershey Co.	A	5.00	04/01/13	500,000	519,849
Kraft Foods, Inc.	BBB-	5.25	10/01/13	500,000	531,708
Kroger Co.	BBB	4.95	01/15/15	500,000	549,152
Safeway, Inc.	BBB	3.95	08/15/20	1,000,000	991,666
Sara Lee Corp.	BBB	3.88	06/15/13	750,000	750,140
					10,800,272
ENERGY (3.5%)
CenterPoint Energy Resources	BBB+	7.88	04/01/13	750,000	800,086
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	547,264
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,162,576
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	262,500
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,562,778
Nabors Industries Ltd.	BBB	5.38	08/15/12	750,000	760,227
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	1,023,631
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,053,384
Sunoco, Inc.	BB+	4.88	10/15/14	500,000	521,709
Sunoco, Inc.	BB+	5.75	01/15/17	290,000	307,050
Sunoco, Inc.	BB+	9.63	04/15/15	500,000	556,752
Transocean, Inc.	BBB-	1.50	12/15/37	1,200,000	1,188,000
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	1,037,937
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	515,867
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	553,504
					11,853,265
FINANCIALS (15.2%)
Aflac, Inc.	A-	2.65	02/15/17	1,500,000	1,516,953
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	1,051,587
Bank of America Corp.	A-	3.70	09/01/15	250,000	252,341
Bank of America Corp.	BBB+	5.75	08/15/16	500,000	520,625
Block Financial LLC	BBB	5.13	10/30/14	750,000	776,010
Block Financial LLC	BBB	7.88	01/15/13	750,000	782,901
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,063,296
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,099,230
Citigroup, Inc.	BBB+	5.63	08/27/12	1,500,000	1,525,266
CNA Financial Corp.	BBB-	5.85	12/15/14	200,000	215,580
CNA Financial Corp.	BBB-	6.50	08/15/16	1,000,000	1,123,739
Duke Realty LP	BBB-	4.63	05/15/13	500,000	515,904
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	998,981
ERP Operating LP	BBB+	5.38	08/01/16	500,000	556,133
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	836,752
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	125,971
First Industrial LP	BB-	6.88	04/15/12	750,000	750,913
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	533,159
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	555,377
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	900,000	915,881
Harley-Davidson Financial Svcs.†	BBB+	3.88	03/15/16	500,000	521,432
Harley-Davidson Funding†	BBB+	5.25	12/15/12	1,000,000	1,026,329
Hartford Financial Svcs.	BBB	5.50	10/15/16	1,000,000	1,060,645
HCP, Inc.	BBB	5.65	12/15/13	500,000	530,479
HCP, Inc.	BBB	6.00	01/30/17	1,250,000	1,389,129
Health Care REIT, Inc.	BBB-	3.63	03/15/16	1,500,000	1,522,218

HSBC Finance Corp.	A	6.07	11/10/13	40,000	40,374
HSBC Finance Corp.	A	6.10	11/10/13	43,000	43,421
HSBC Finance Corp.	A	6.28	11/10/13	70,000	70,880
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	521,468
Kemper Corp.	BBB-	6.00	11/30/15	1,500,000	1,582,406
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,107,878
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,022,333
Lincoln National Corp.	A-	5.65	08/27/12	400,000	407,354
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,087,300
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,030,138
MetLife, Inc.	A-	5.00	11/24/13	250,000	265,461
Morgan Stanley	A-	4.00	07/24/15	1,000,000	995,179
Nissan Motor Acceptance Corp.†	BBB+	4.50	01/30/15	790,000	841,760
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	270,247
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	750,000	739,688
ProLogis LP	BBB-	6.63	05/15/18	1,500,000	1,707,513
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,071,063
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,085,509
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,652,514
Reckson Operating Partnership LP	BBB-	6.00	03/31/16	1,700,000	1,806,753
Regency Centers LP	BBB	4.95	04/15/14	500,000	522,807
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,620,825
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,648,654
Simon Property Group LP	A-	2.80	01/30/17	1,500,000	1,535,892
SLM Corp.	BBB-	5.00	10/01/13	1,500,000	1,533,750
SLM Corp.	BBB-	5.40	06/15/12	60,000	60,089
Southtrust Bank, N.A.	A+	4.75	03/01/13	250,000	258,510
Textron Financial Corp.	BB+	5.40	04/28/13	1,000,000	1,037,121
Travelers Cos., Inc.	A	5.38	06/15/12	1,000,000	1,009,711
Tyco Int’l. Finance	A-	6.00	11/15/13	675,000	727,891
Vornado Realty LP	BBB	4.25	04/01/15	1,500,000	1,572,735
Wachovia Bank, N.A.	A+	5.60	03/15/16	500,000	556,475
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	1,038,468
					52,238,998
HEALTH CARE (3.2%)
Allergan, Inc.	A+	5.75	04/01/16	500,000	580,517
Baxter International, Inc.	A+	4.63	03/15/15	250,000	276,592
Biogen Idec, Inc.	BBB+	6.88	03/01/18	1,250,000	1,523,891
Cardinal Health, Inc.	A-	5.50	06/15/13	1,000,000	1,053,183
CIGNA Corp.	BBB	2.75	11/15/16	1,750,000	1,771,828
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,609,070
Laboratory Corp. of America	BBB+	4.63	11/15/20	400,000	425,607
Laboratory Corp. of America	BBB+	5.50	02/01/13	285,000	294,947
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	563,203
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	586,012
Medtronic, Inc.	A+	1.63	04/15/13	1,500,000	1,515,000
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	772,905
					10,972,755
INDUSTRIALS (4.4%)
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	515,772
Black & Decker Corp.	A	4.75	11/01/14	500,000	540,811
Black & Decker Corp.	A	5.75	11/15/16	500,000	575,752
Burlington Northern Santa Fe	BBB+	4.30	07/01/13	500,000	519,494
CSX Corp.	BBB	6.25	04/01/15	1,000,000	1,152,561
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	1,048,419
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,017,327
Masco Corp.	BBB-	4.80	06/15/15	500,000	512,228
Masco Corp.	BBB-	5.88	07/15/12	300,000	302,284
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	1,500,000	1,498,496
Precision Castparts Corp.	A-	5.60	12/15/13	750,000	807,137

Roper Industries, Inc.	BBB	6.63	08/15/13	1,000,000	1,064,297
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	520,513
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	1,164,008
Southwest Airlines Co.	BBB-	5.25	10/01/14	500,000	537,686
Southwest Airlines Co.	BBB-	5.75	12/15/16	735,000	822,154
Stanley Black & Decker, Inc.	A	4.90	11/01/12	525,000	535,817
Textron, Inc.	BBB-	4.63	09/21/16	750,000	791,819
Union Pacific Corp.	BBB+	4.88	01/15/15	500,000	548,564
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	537,181
					15,012,320
INFORMATION TECHNOLOGY (2.0%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	800,561
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	807,934
Avnet, Inc.	BBB-	5.88	03/15/14	750,000	795,185
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,082,718
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,581,221
Lexmark International, Inc.	BBB-	6.65	06/01/18	1,500,000	1,708,658
					6,776,277
MATERIALS (2.8%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,560,045
Bemis Co., Inc.	BBB	4.88	04/01/12	500,000	500,000
Cytec Industries, Inc.	BBB	6.00	10/01/15	1,000,000	1,103,775
Kinross Gold Corp.†	BBB-	3.63	09/01/16	2,000,000	2,012,362
Kinross Gold Corp.†	BBB-	5.13	09/01/21	750,000	761,547
Lubrizol Corp.	AA+	5.50	10/01/14	500,000	553,978
Rohm & Haas Co.	BBB	5.60	03/15/13	750,000	781,871
Sealed Air Corp.†	BB	5.63	07/15/13	1,000,000	1,031,945
Temple-Inland, Inc.	BBB	7.88	05/01/12	143,000	143,674
Vulcan Materials Co.	BB	6.30	06/15/13	1,000,000	1,010,000
					9,459,197
TELECOMMUNICATION SERVICES (0.7%)
BellSouth Corp.	A-	4.75	11/15/12	900,000	922,734
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,312,598
					2,235,332
UTILITIES (3.2%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	580,327
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,088,529
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,236,052
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,651,865
Entergy Corp.	BBB-	4.70	01/15/17	600,000	624,915
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	1,046,589
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,072,358
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	655,859
Progress Energy, Inc.	BBB	6.85	04/15/12	900,000	901,691
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,064,351
					10,922,536
TOTAL LONG-TERM DEBT SECURITIES (Cost: $313,699,604) 97.8%					334,511,392

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill	A-1+	0.06	06/28/12	3,200,000	3,199,480
U.S. Treasury Bill	A-1+	0.09	04/19/12	1,000,000	999,953
					4,199,433
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,199,456) 1.2%					4,199,433

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.2%					750,000

TOTAL INVESTMENTS (Cost: $318,649,060) 99.2%	339,460,825

OTHER NET ASSETS 0.8%	2,724,296

NET ASSETS 100.0%	$342,185,121

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.7%)
U.S. Treasury Note	AA+	2.13	08/15/21	10,000,000	9,992,970
U.S. Treasury Note	AA+	3.50	05/15/20	13,000,000	14,622,972
U.S. Treasury Strip	AA+	0.00	08/15/18	18,000,000	16,339,315
U.S. Treasury Strip	AA+	0.00	08/15/29	15,000,000	8,451,330
					49,406,587
U.S. GOVERNMENT AGENCIES (32.2%)
MORTGAGE-BACKED OBLIGATIONS (29.8%)
FHARM	AA+	4.64	09/01/39	1,353,006	1,444,814
FHARM	AA+	5.22	04/01/37	680,123	717,461
FHARM	AA+	5.24	02/01/36	568,495	606,623
FHARM	AA+	5.39	04/01/37	910,363	958,556
FHARM	AA+	5.43	05/01/37	707,052	762,858
FHARM	AA+	5.77	03/01/37	425,288	460,219
FHLMC	AA+	4.00	05/01/24	715,616	756,080
FHLMC	AA+	4.00	02/01/25	1,621,942	1,713,653
FHLMC	AA+	4.00	05/01/26	1,499,003	1,583,762
FHLMC	AA+	4.00	12/01/34	1,207,779	1,269,538
FHLMC	AA+	4.00	12/15/38	500,000	539,998
FHLMC	AA+	4.00	07/01/41	2,459,993	2,575,790
FHLMC	AA+	4.00	12/01/41	1,244,609	1,303,974
FHLMC	AA+	4.50	03/01/34	1,669,378	1,774,791
FHLMC	AA+	4.50	08/01/34	1,514,453	1,609,373
FHLMC	AA+	4.50	08/15/35	560,948	615,515
FHLMC	AA+	5.00	02/01/26	377,710	409,164
FHLMC	AA+	5.50	12/15/20	982,190	999,179
FHLMC	AA+	5.50	03/01/21	445,205	483,391
FHLMC	AA+	5.50	07/01/32	1,030,618	1,126,267
FHLMC	AA+	5.50	01/15/33	855,937	949,441
FHLMC	AA+	5.50	03/01/33	568,317	624,550
FHLMC	AA+	5.50	05/01/33	1,508,087	1,651,819
FHLMC	AA+	5.50	01/15/35	617,000	683,265
FHLMC	AA+	5.50	06/01/37	2,529,408	2,757,042
FHLMC	AA+	6.00	07/15/29	637,526	707,890
FHLMC	AA+	6.00	03/15/32	703,087	787,239
FNMA	AA+	3.50	01/01/32	2,472,342	2,559,457
FNMA	AA+	4.00	05/01/19	948,247	1,013,273
FNMA	AA+	4.00	01/01/31	3,891,072	4,126,205
FNMA	AA+	4.00	11/01/33	2,564,822	2,701,699
FNMA	AA+	4.00	03/01/35	1,365,602	1,438,481
FNMA	AA+	4.00	06/01/39	1,698,075	1,781,532
FNMA	AA+	4.00	11/01/40	2,291,058	2,403,659
FNMA	AA+	4.00	12/01/40	1,942,722	2,038,203
FNMA	AA+	4.00	05/01/41	2,230,500	2,396,286
FNMA	AA+	4.50	05/01/18	696,715	749,173
FNMA	AA+	4.50	05/01/19	155,208	166,798
FNMA	AA+	4.50	06/01/19	326,092	350,440
FNMA	AA+	4.50	05/01/30	1,718,302	1,842,407
FNMA	AA+	4.50	04/01/31	2,045,855	2,194,998
FNMA	AA+	4.50	08/01/33	716,993	764,285
FNMA	AA+	4.50	08/01/33	554,014	590,555
FNMA	AA+	4.50	09/01/33	1,849,975	1,971,996
FNMA	AA+	4.50	10/01/33	1,676,356	1,786,926
FNMA	AA+	4.50	10/01/33	947,087	1,009,555
FNMA	AA+	4.50	05/01/34	551,297	587,228
FNMA	AA+	4.50	06/01/34	1,022,573	1,089,220
FNMA	AA+	4.50	07/01/34	1,140,602	1,214,942

FNMA	AA+	4.50	01/01/35	1,815,910	1,935,684
FNMA	AA+	4.50	08/01/35	1,573,118	1,675,157
FNMA	AA+	4.50	12/01/35	1,448,358	1,542,304
FNMA	AA+	4.50	05/01/39	2,752,152	2,928,086
FNMA	AA+	4.50	05/01/39	2,606,858	2,773,503
FNMA	AA+	4.50	05/01/40	1,819,468	1,980,448
FNMA	AA+	4.50	11/01/40	2,431,874	2,590,374
FNMA	AA+	4.50	06/01/41	2,031,535	2,163,942
FNMA	AA+	5.00	04/01/18	160,429	174,137
FNMA	AA+	5.00	09/01/18	703,030	763,104
FNMA	AA+	5.00	09/01/20	582,976	633,338
FNMA	AA+	5.00	10/01/20	879,181	955,130
FNMA	AA+	5.00	10/01/25	636,166	690,832
FNMA	AA+	5.00	09/01/33	3,383,735	3,663,712
FNMA	AA+	5.00	10/01/33	1,757,586	1,903,012
FNMA	AA+	5.00	11/01/33	2,160,084	2,338,814
FNMA	AA+	5.00	11/01/33	1,763,914	1,909,864
FNMA	AA+	5.00	03/01/34	498,575	539,828
FNMA	AA+	5.00	04/01/34	802,767	868,813
FNMA	AA+	5.00	04/01/34	273,916	296,452
FNMA	AA+	5.00	04/01/35	1,015,599	1,098,204
FNMA	AA+	5.00	06/01/35	645,338	697,828
FNMA	AA+	5.00	09/01/35	2,109,672	2,281,264
FNMA	AA+	5.00	11/25/35	2,500,000	2,795,300
FNMA	AA+	5.00	05/01/39	2,378,455	2,628,883
FNMA	AA+	5.00	09/25/40	1,691,431	1,905,498
FNMA	AA+	5.50	04/01/17	69,319	75,631
FNMA	AA+	5.50	05/01/17	141,741	154,650
FNMA	AA+	5.50	01/01/24	568,350	624,883
FNMA	AA+	5.50	03/01/24	1,291,766	1,419,371
FNMA	AA+	5.50	09/01/25	561,732	616,915
FNMA	AA+	5.50	11/01/26	494,332	541,665
FNMA	AA+	5.50	01/01/27	302,319	331,267
FNMA	AA+	5.50	09/01/33	873,208	959,609
FNMA	AA+	5.50	10/01/33	1,376,561	1,512,768
FNMA	AA+	5.50	03/01/34	800,226	879,406
FNMA	AA+	5.50	03/01/34	393,763	432,725
FNMA	AA+	5.50	07/01/34	636,040	697,880
FNMA	AA+	5.50	09/01/34	753,507	828,065
FNMA	AA+	5.50	09/01/34	669,346	734,425
FNMA	AA+	5.50	09/01/34	287,934	315,929
FNMA	AA+	5.50	10/01/34	1,578,236	1,731,684
FNMA	AA+	5.50	02/01/35	743,891	816,218
FNMA	AA+	5.50	02/01/35	562,615	615,823
FNMA	AA+	5.50	04/01/35	851,263	931,769
FNMA	AA+	5.50	08/01/35	1,716,621	1,878,965
FNMA	AA+	5.50	02/25/37	829,722	916,543
FNMA	AA+	5.50	11/01/38	727,220	783,269
FNMA	AA+	5.50	06/01/48	845,023	914,904
FNMA	AA+	6.00	03/01/17	112,384	121,707
FNMA	AA+	6.00	05/01/23	709,047	794,677
FNMA	AA+	6.00	01/01/25	428,847	477,402
FNMA	AA+	6.00	03/01/28	715,797	791,173
FNMA	AA+	6.00	04/01/32	195,378	218,268
FNMA	AA+	6.00	04/01/32	94,617	105,703
FNMA	AA+	6.00	05/01/32	655,574	732,382
FNMA	AA+	6.00	04/01/33	1,199,772	1,340,340
FNMA	AA+	6.00	11/01/34	617,901	687,303
FNMA	AA+	6.00	03/01/36	258,439	283,065
FNMA	AA+	6.00	12/01/36	739,736	817,158
FNMA	AA+	6.00	01/01/37	833,673	920,927

FNMA	AA+	6.00	03/01/37	975,371	1,069,530
FNMA	AA+	6.00	04/01/37	524,585	575,227
FNMA	AA+	6.00	05/01/37	410,093	449,682
FNMA	AA+	6.00	06/01/37	720,051	789,562
FNMA	AA+	6.00	07/01/37	522,572	576,285
FNMA	AA+	6.00	08/01/37	1,105,751	1,219,408
FNMA	AA+	6.00	12/01/37	505,254	557,187
FNMA	AA+	6.00	10/25/44	910,152	1,016,384
FNMA	AA+	6.00	02/25/47	1,963,299	2,200,799
FNMA	AA+	6.00	12/25/49	1,537,038	1,729,062
FNMA	AA+	6.50	09/01/16	37,760	41,614
FNMA	AA+	6.50	03/01/17	296,275	327,541
FNMA	AA+	6.50	05/01/17	18,002	19,902
FNMA	AA+	6.50	04/01/32	54,505	62,079
FNMA	AA+	6.50	05/01/32	631,109	718,816
FNMA	AA+	6.50	05/01/32	240,933	274,416
FNMA	AA+	6.50	09/01/36	459,609	512,278
FNMA	AA+	6.50	05/01/37	667,213	749,512
FNMA	AA+	6.50	07/01/37	212,916	239,179
FNMA	AA+	6.50	09/01/37	490,576	551,087
FNMA	AA+	6.50	05/01/38	768,791	861,937
FNMA	AA+	7.00	09/01/31	71,707	83,135
FNMA	AA+	7.00	11/01/31	87,829	101,826
FNMA	AA+	7.00	01/25/44	754,174	856,153
FNMA	AA+	7.50	04/01/32	80,006	93,667
FNMA	AA+	7.50	06/01/32	203,128	237,810
FNMA	AA+	8.00	03/01/31	32,591	38,519
FNMA	AA+	8.00	04/01/32	33,653	39,749
FNMA	AA+	8.00	04/01/32	33,370	39,556
GNMA (3)	AA+	3.50	09/20/33	2,504,783	2,630,132
GNMA (3)	AA+	3.50	01/20/37	1,764,598	1,845,020
GNMA (3)	AA+	4.00	04/15/24	793,315	855,650
GNMA (3)	AA+	4.00	08/15/41	2,685,080	2,888,330
GNMA (3)	AA+	4.00	11/15/41	1,490,388	1,603,204
GNMA (3)	AA+	4.00	12/15/41	2,186,677	2,352,200
GNMA (3)	AA+	4.00	01/15/42	997,101	1,071,642
GNMA (3)	AA+	4.25	06/20/36	1,452,381	1,561,148
GNMA (3)	AA+	4.25	04/20/41	1,448,131	1,556,128
GNMA (3)	AA+	4.29	04/15/41	1,145,785	1,232,516
GNMA (3)	AA+	4.50	02/20/20	1,643,490	1,793,488
GNMA (3)	AA+	4.50	06/20/30	422,831	464,969
GNMA (3)	AA+	4.50	09/15/30	1,379,894	1,518,057
GNMA (3)	AA+	4.50	06/20/34	1,475,082	1,612,865
GNMA (3)	AA+	4.50	10/15/40	3,087,293	3,369,397
GNMA (3)	AA+	4.50	10/15/40	1,791,314	1,954,997
GNMA (3)	AA+	5.00	04/15/39	2,324,227	2,569,769
GNMA (3)	AA+	5.00	06/20/39	2,007,380	2,273,233
GNMA (3)	AA+	5.00	11/15/39	1,624,276	1,795,873
GNMA (3)	AA+	5.00	06/20/40	1,461,736	1,613,420
GNMA (3)	AA+	5.00	06/20/40	1,390,665	1,534,974
GNMA (3)	AA+	6.50	04/15/31	25,384	29,508
GNMA (3)	AA+	6.50	12/15/31	120,524	140,106
GNMA (3)	AA+	6.50	05/15/32	45,755	53,017
GNMA (3)	AA+	7.00	09/15/31	33,032	39,279
GNMA (3)	AA+	7.00	09/15/31	23,634	28,104
GNMA (3)	AA+	7.00	05/15/32	13,759	16,249
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	1,966,131	2,194,249
					191,016,976
NON-MORTGAGE-BACKED OBLIGATIONS (2.4%)
FNMA	AAA	0.00	10/09/19	20,000,000	15,466,415

CORPORATE DEBT (58.8%)
CONSUMER DISCRETIONARY (7.0%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,344,244
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,111,081
Best Buy Co., Inc.	BBB-	6.75	07/15/13	500,000	530,332
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	2,121,010
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	2,000,000	2,004,334
Expedia, Inc.	BBB-	5.95	08/15/20	3,000,000	3,089,706
Home Depot, Inc.	A-	5.40	03/01/16	2,000,000	2,307,992
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,918,073
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	213,457
Johnson Controls, Inc.	BBB+	4.88	09/15/13	2,500,000	2,635,933
Kohl’s Corp.	BBB+	4.00	11/01/21	2,620,000	2,702,823
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	2,000,000	2,058,142
Marriott International, Inc.	BBB	5.63	02/15/13	2,000,000	2,077,074
Mattel, Inc.	BBB+	4.35	10/01/20	1,000,000	1,034,602
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,187,803
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,227,988
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	2,030,000
Starwood Hotels & Resorts	BBB-	6.25	02/15/13	109,000	113,360
Tupperware Brands Corp.	BBB-	4.75	06/01/21	3,000,000	3,051,558
Whirlpool Corp.	BBB-	4.85	06/15/21	1,000,000	1,017,160
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,217,196
					44,993,868
CONSUMER STAPLES (3.4%)
Avon Products, Inc.	BBB	4.20	07/15/18	3,000,000	3,096,489
Beam, Inc.	BBB-	5.38	01/15/16	344,000	381,789
Cargill, Inc.†	A	5.00	11/15/13	500,000	529,626
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,076,118
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	3,225,000	3,401,640
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,345,618
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	3,000,000	3,119,979
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,196,606
Ralcorp Hldgs., Inc.	BBB-	4.95	08/15/20	1,500,000	1,493,012
Safeway, Inc.	BBB	3.95	08/15/20	2,900,000	2,875,831
					21,516,708
ENERGY (5.9%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,228,825
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,189,054
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,091,621
Kinder Morgan, Inc.	BB	5.15	03/01/15	2,000,000	2,100,000
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,000,000	3,262,920
Nabors Industries Ltd.	BBB	5.38	08/15/12	1,000,000	1,013,636
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	2,047,262
Noble Drilling Corp.	BBB+	7.50	03/15/19	2,000,000	2,475,940
Seacor Hldgs., Inc.	BB+	7.38	10/01/19	2,775,000	2,930,986
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,923,430
Sunoco, Inc.	BB+	5.75	01/15/17	2,000,000	2,117,588
Transocean, Inc.	BBB-	1.50	12/15/37	3,000,000	2,970,000
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	515,867
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	1,500,000	1,660,511
					37,527,640
FINANCIALS (21.9%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,024,723
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,082,455
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,508,378
Ally Financial, Inc.	B+	0.00	12/01/12	10,000,000	9,675,000
American Express Credit Corp.	BBB+	5.88	05/02/13	500,000	525,794
Bank of America Corp.	A-	3.70	09/01/15	2,000,000	2,018,724
Barrick N.A. Finance LLC	A-	4.40	05/30/21	3,000,000	3,162,180
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,310,004

Block Financial LLC	BBB	5.13	10/30/14	1,750,000	1,810,690
Block Financial LLC	BBB	7.88	01/15/13	1,250,000	1,304,835
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,121,226
Capital One Financial Corp.	BBB	4.75	07/15/21	3,200,000	3,367,110
Citigroup, Inc.	BBB+	5.63	08/27/12	3,000,000	3,050,532
CNA Financial Corp.	BBB-	6.50	08/15/16	2,000,000	2,247,478
Duke Realty LP	BBB-	4.63	05/15/13	2,000,000	2,063,614
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,819,245
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	500,000	477,229
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	5,038,830
First Industrial LP	BB-	6.88	04/15/12	2,000,000	2,002,434
Genworth Financial, Inc.	BBB	7.20	02/15/21	1,750,000	1,782,221
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	3,000,000	3,052,935
Harley-Davidson Financial Svcs.†	BBB+	3.88	03/15/16	2,678,000	2,792,790
Harley-Davidson Funding†	BBB+	5.25	12/15/12	500,000	513,165
Hartford Financial Svcs.	BBB	5.50	10/15/16	2,000,000	2,121,290
Hartford Financial Svcs.	BBB	5.50	03/30/20	1,000,000	1,068,693
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	2,121,916
HCP, Inc.	BBB	6.00	01/30/17	1,250,000	1,389,129
Health Care REIT, Inc.	BBB-	3.63	03/15/16	500,000	507,406
Health Care REIT, Inc.	BBB-	6.13	04/15/20	2,500,000	2,759,175
HSBC Finance Corp.	A	6.07	11/10/13	100,000	100,934
HSBC Finance Corp.	A	6.24	10/10/13	70,000	70,986
JP Morgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,288,422
Kemper Corp.	BBB-	6.00	11/30/15	2,500,000	2,637,343
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,110,244
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,022,333
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,055,637
Lincoln National Corp.	A-	5.65	08/27/12	2,000,000	2,036,768
Markel Corp.	BBB	5.35	06/01/21	1,000,000	1,042,715
Markel Corp.	BBB	6.80	02/15/13	2,000,000	2,060,276
Marsh & McLennan Cos., Inc.	BBB-	4.80	07/15/21	3,000,000	3,278,316
Morgan Stanley	A-	4.00	07/24/15	2,000,000	1,990,358
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	2,000,000	1,972,500
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,270,201
ProLogis LP	BBB-	6.63	05/15/18	3,000,000	3,415,026
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,071,063
Protective Life Secured Trust	AA-	5.60	12/10/14	124,000	127,067
Protective Life Secured Trust	AA-	5.75	10/10/14	53,000	54,425
Protective Life Secured Trust	AA-	5.85	08/10/14	21,000	21,672
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,061,875
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,171,018
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,253,386
Reckson Operating Partnership LP	BBB-	6.00	03/31/16	3,200,000	3,400,947
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,091,226
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,118,704
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,810,015
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	2,997,552
SLM Corp.	BBB-	5.00	10/01/13	3,150,000	3,220,875
Southtrust Bank, N.A.	A+	4.75	03/01/13	1,250,000	1,292,548
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,685,015
Travelers Cos., Inc.	A	5.38	06/15/12	500,000	504,856
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	3,000,000	3,026,895
Vornado Realty LP	BBB	4.25	04/01/15	3,000,000	3,145,470
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	2,076,936
					140,202,805
HEALTH CARE (6.0%)
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,322,066
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,804,588
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	3,000,000	3,069,624
Biogen Idec, Inc.	BBB+	6.88	03/01/18	2,500,000	3,047,783

CIGNA Corp.	BBB	2.75	11/15/16	1,000,000	1,012,473
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	2,258,832
Humana, Inc.	BBB	7.20	06/15/18	2,000,000	2,396,354
Laboratory Corp. of America	BBB+	4.63	11/15/20	1,000,000	1,064,017
Laboratory Corp. of America	BBB+	5.50	02/01/13	1,000,000	1,034,901
Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,126,405
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,061,563
Medtronic, Inc.	A+	1.63	04/15/13	3,000,000	3,030,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	3,000,000	3,132,666
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,850,000	3,108,509
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,061,080
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	2,164,794
Wyeth	AA	5.50	03/15/13	1,750,000	1,834,385
					38,530,040
INDUSTRIALS (3.9%)
Black & Decker Corp.	A	4.75	11/01/14	2,000,000	2,163,244
CSX Corp.	BBB	6.25	04/01/15	2,000,000	2,305,122
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	2,000,000	2,050,000
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,097,680
Masco Corp.	BBB-	5.88	07/15/12	2,000,000	2,015,226
Pentair, Inc.	BBB-	5.00	05/15/21	3,000,000	3,141,153
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	3,000,000	2,996,991
Precision Castparts Corp.	A-	5.60	12/15/13	2,000,000	2,152,366
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,082,050
Textron, Inc.	BBB-	4.63	09/21/16	2,900,000	3,061,698
					25,065,530
INFORMATION TECHNOLOGY (2.5%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,347,157
Avnet, Inc.	BBB-	5.88	03/15/14	400,000	424,099
Avnet, Inc.	BBB-	5.88	06/15/20	600,000	648,812
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,209,628
Fiserv, Inc.	BBB-	4.63	10/01/20	2,770,000	2,889,952
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,162,441
Lexmark International, Inc.	BBB-	6.65	06/01/18	3,000,000	3,417,315
					16,099,404
MATERIALS (3.8%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,080,060
Cytec Industries, Inc.	BBB	6.00	10/01/15	2,000,000	2,207,550
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,601,428
Geon Co.	BB-	7.50	12/15/15	3,750,000	3,862,500
Kinross Gold Corp.†	BBB-	5.13	09/01/21	3,000,000	3,046,188
Lubrizol Corp.	AA+	5.50	10/01/14	2,000,000	2,215,910
Newmont Mining Corp.	BBB+	3.50	03/15/22	3,000,000	2,890,233
Teck Resources Ltd.	BBB	4.75	01/15/22	3,000,000	3,175,989
Vulcan Materials Co.	BB	7.00	06/15/18	2,000,000	2,145,000
					24,224,858
TELECOMMUNICATION SERVICES (0.7%)
Alltel Corp.	A-	7.00	03/15/16	2,000,000	2,384,244
CenturyLink, Inc.	BB	5.00	02/15/15	2,000,000	2,100,156
					4,484,400
UTILITIES (3.7%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	580,327
AmerenEnergy Generating Co.	BB-	6.30	04/01/20	2,500,000	2,062,500
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,303,729
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,562,288
Entergy Corp.	BBB-	5.13	09/15/20	500,000	503,632
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	1,125,083
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,098,622
PPL Energy Supply LLC	BBB	4.60	12/15/21	1,000,000	1,018,123
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,162,078
Progress Energy, Inc.	A	5.25	12/15/15	2,000,000	2,287,660

SCANA Corp.	BBB	4.13	02/01/22	3,100,000	3,101,562
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,754,948
					23,560,552
SOVEREIGN DEBT (0.7%)
Sri Lanka AID	NR	6.59	09/15/28	3,616,360	4,539,906

TOTAL LONG-TERM DEBT SECURITIES (Cost: $602,301,368) 99.4%					636,635,689

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill	A-1+	0.06	06/28/12	3,000,000	2,999,529
COMMERCIAL PAPER (0.5%)
Baker Hughes, Inc.†	A-1	0.12	04/13/12	3,300,000	3,299,857
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,299,391) 1.0%					6,299,386

TEMPORARY CASH INVESTMENTS (2) (Cost: $2,435,300) 0.4%					2,435,300

TOTAL INVESTMENTS (Cost: $611,036,059) 100.8%					645,370,375

OTHER NET ASSETS -0.8%					(5,365,666)

NET ASSETS 100.0%					$640,004,709

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2012, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$9,999,361	1.0%
ALL AMERICA FUND	$2,287,064	0.8%
SMALL CAP VALUE FUND	$5,673,736	2.0%
MID-CAP EQUITY INDEX FUND	$3,999,744	0.7%
COMPOSITE FUND	$109,007	0.1%
MONEY MARKET FUND	$60,916,585	61.9%
MID-TERM BOND FUND	$8,985,358	2.6%
BOND FUND	$19,739,071	3.1%

(1)         This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of March 31, 2012, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	466	E-mini S&P 500 Stock Index	P	June 2012	$32,694,560	$648,536	3.1%
ALL AMERICA FUND	66	E-mini S&P 500 Stock Index	P	June 2012	$4,630,560	$92,760	1.7%
MID-CAP EQUITY INDEX FUND	188	E-mini S&P MidCap 400 Stock Index	P	June 2012	$18,655,240	$430,440	3.2%

(a)          Includes the cumulative appreciation(depreciation) of futures contracts.

(2)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2012 was 0.15%.

(3)          U.S. Government guaranteed security.

(4)          Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2012, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of March 31, 2012. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2012, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,006,272,134	—	—	$1,006,272,134
Short-Term Debt Securities	—	$30,996,890	—	$30,996,890
Temporary Cash Investments	—	$750,000	—	$750,000
	$1,006,272,134	$31,746,890	—	$1,038,019,024

All America Fund
Common Stock - Indexed	$150,032,354	—	—	$150,032,354
Common Stock - Active	$113,025,937	$287,079	—	$113,313,016
Convertible Preferred Stock	$191,225	—	—	$191,225
Short-Term Debt Securities	—	$7,999,057	—	$7,999,057
Temporary Cash Investments	—	$895,000	—	$895,000
	$263,249,516	$9,181,136	—	$272,430,652

Small Cap Value Fund
Common Stock	$268,675,215	$1,673,786	—	$270,349,001
Convertible Preferred Stock	$1,463,422	—	—	$1,463,422
Short-Term Debt Securities	—	$16,699,040	—	$16,699,040
	$270,138,637	$18,372,826	—	$288,511,463

Small Cap Growth Fund
Common Stock	$292,274,951	—	—	$292,274,951
Short-Term Debt Securities	—	$8,999,214	—	$8,999,214
	$292,274,951	$8,999,214	—	$301,274,165

Mid Cap Value Fund
Common Stock	$53,531,790	—	—	$53,531,790
Short-Term Debt Securities	—	$1,499,756	—	$1,499,756
	$53,531,790	$1,499,756	—	$55,031,546

Mid-Cap Equity Index Fund
Common Stock	$563,161,654	—	—	$563,161,654
Short-Term Debt Securities	—	$17,998,109	—	$17,998,109
Temporary Cash Investments	—	$500,000	—	$500,000
	$563,161,654	$18,498,109	—	$581,659,763

International Fund
Common Stock	$80,588,522	—	—	$80,588,522
Short-Term Debt Securities	—	$499,922	—	$499,922
	$80,588,522	$499,922	—	$81,088,444

Composite Fund
Common Stock	$103,892,991	—	—	$103,892,991
U.S. Government Debt	—	$9,071,848	—	$9,071,848
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,547,837	—	$22,547,837
Corporate Long-Term Debt	—	$31,444,628	—	$31,444,628
Short-Term Debt	—	$2,999,529	—	$2,999,529
Temporary Cash Investments	—	$2,160,000	—	$2,160,000
	$103,892,991	$68,223,842	—	$172,116,833

Retirement Income Fund
Common Stock	$24,671,864	—	—	$24,671,864

2010 Retirement Fund
Common Stock	$20,974,796	—	—	$20,974,796

2015 Retirement Fund
Common Stock	$101,421,737	—	—	$101,421,737

2020 Retirement Fund
Common Stock	$137,150,976	—	—	$137,150,976

2025 Retirement Fund
Common Stock	$125,353,404	—	—	$125,353,404

2030 Retirement Fund
Common Stock	$104,449,457	—	—	$104,449,457

2035 Retirement Fund
Common Stock	$82,054,902	—	—	$82,054,902

2040 Retirement Fund
Common Stock	$73,790,084	—	—	$73,790,084

2045 Retirement Fund
Common Stock	$90,793,080	—	—	$90,793,080

Conservative Allocation Fund
Common Stock	$72,318,928	—	—	$72,318,928

Moderate Allocation Fund
Common Stock	$199,675,945	—	—	$199,675,945

Aggressive Allocation Fund
Common Stock	$176,324,077	—	—	$176,324,077

Money Market Fund
U.S. Government Debt	—	$19,999,481	—	$19,999,481
U.S. Government Agency Short-Term Debt	—	$9,449,462	—	$9,449,462
Commercial Paper	—	$67,815,842	—	$67,815,842
Temporary Cash Investments	—	$1,206,800	—	$1,206,800
	—	$98,471,585	—	$98,471,585

Mid-Term Bond Fund
U.S. Government Debt	—	$147,056,307	—	$147,056,307
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$263,773	—	$263,773
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$46,687,481	—	$46,687,481
Corporate Debt	—	$140,503,831	—	$140,503,831
Short-Term Debt	—	$4,199,433	—	$4,199,433
Temporary Cash Investments	—	$750,000	—	$750,000
	—	$339,460,825	—	$339,460,825

Bond Fund
U.S. Government Debt	—	$49,406,587	—	$49,406,587
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$191,016,976	—	$191,016,976
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$15,466,415	—	$15,466,415
Long-Term Corporate Debt	—	$376,205,805	—	$376,205,805
Sovereign Debt	—	$4,539,906	—	$4,539,906
Short-Term Debt	—	6,299,386	—	6,299,386
Temporary Cash Investments	—	2,435,300	—	2,435,300
	—	$645,370,375	—	$645,370,375

Other Financial Instruments:*
Equity Index Fund	$648,536	—	—	$648,536
All America Fund	$92,760	—	—	$92,760
Mid-Cap Equity Index Fund	$430,440	—	—	$430,440

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Three Months Ended March 31, 2012

						Net Change in
		Change in				Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	March 31,	March 31, 2012 Included
	2011	(Losses)	Level 3(a)	Level 3(b)	2012	in Statement of Operations
All America Fund - Active Common Stock	—	—	$270,192	$(270,192)	—	—
Small Cap Value Fund - Common Stock	—	—	$1,575,328	$(1,575,328)	—	—

(a)    Reflects transfers into Level 3 from Level 2 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

(b)    Reflects transfers into Level 2 from Level 3 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described in Security Valuation below.

During the three months ended March 31, 2012, there were no transfers of securities between Level 1 and Level 2.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Adviser uses a market approach to calculate fair value for equity securities, which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily.

The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.  The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolio of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”).  ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011.  The above disclosures reflect the requirements of ASU No. 2011-04.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2012 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$303,764,389	$57,789,673	$63,667,914	$66,431,409	$10,997,395
Unrealized Depreciation	(74,054,596)	(21,629,328)	(8,630,337)	(5,554,086)	(4,288,402)
Net	$229,709,793	$36,160,345	$55,037,577	$60,877,323	$6,708,993
Cost of Investments	$808,309,231	$236,270,307	$233,473,886	$240,396,842	$48,322,553

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$129,768,361	$1,879,731	$28,843,488	$1,139,723	$1,956,601
Unrealized Depreciation	(30,566,085)	(1,820,310)	(4,488,605)	(8,882)	(498,612)
Net	$99,202,276	$59,421	$24,354,883	$1,130,841	$1,457,989
Cost of Investments	$482,457,487	$81,029,023	$147,761,950	$23,541,023	$19,516,807

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$13,043,964	$17,570,092	$18,268,801	$16,189,973	$13,319,369
Unrealized Depreciation	(2,252,215)	(2,168,231)	(1,153,557)	(1,065,599)	(673,271)
Net	$10,791,749	$15,401,861	$17,115,244	$15,124,374	$12,646,098
Cost of Investments	$90,629,988	$121,749,115	$108,238,160	$89,325,083	$69,408,804

	2040	2045	Conservative	Moderate	Aggressive
	Retirement	Retirement	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$11,876,439	$14,386,299	$5,760,488	$26,796,568	$25,075,449
Unrealized Depreciation	(448,731)	(519,920)	(1,444,494)	(7,441,175)	(4,615,835)
Net	$11,427,708	$13,866,379	$4,315,994	$19,355,393	$20,459,614
Cost of Investments	$62,362,376	$76,926,701	$68,002,934	$180,320,552	$155,864,463

	Money
	Market	Mid-Term	Bond
	Fund	Bond Fund	Fund
Unrealized Appreciation	$3,173	$20,899,397	$35,696,911
Unrealized Depreciation	(8,138)	(87,632)	(1,362,595)
Net	$(4,965)	$20,811,765	$34,334,316
Cost of Investments	$98,476,550	$318,649,060	$611,036,059

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 16, 2012

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	May 16, 2012